ANNUAL SECURITIES REPORT

(The Sixth Fiscal Year)
From:  October 1, 1999
To:  September 30, 2000

PUTNAM U.S. GOVERNMENT INCOME TRUST

ANNUAL SECURITIES REPORT
(The Sixth Fiscal Year)
From:  October 1, 1999
To:  September 30, 2000

To:  Director of Kanto Local Finance Bureau

                                            Filing Date: March 16, 2001

Name of the Registrant Trust:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative   Charles E. Porter
Of Trustees:                                Executive Vice President

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            ------------------------
                                                    (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            ------------------------
                                                    (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377

Places where a copy of this Annual Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Annual Securities Report is 75 including the front page)

C O N T E N T S
                                                   Japanese          This
                                                   Original         English
                                                                  Translation

I. DESCRIPTION OF THE FUND                            1                1

1. GENERAL INFORMATION                                1                1

2. INVESTMENT POLICY                                  5                6

3. MANAGEMENT STRUCTURE                               7               10

4. INFORMATION CONCERNING THE EXERCISE OF
   RIGHTS BY SHAREHOLDERS, ETC.                      16               24

5. STATUS OF INVESTMENT PORTFOLIO                    18               28

II. OUTLINE OF THE FUND                              21               32

III. OUTLINE OF THE OTHER RELATED COMPANIES          54               64

IV. FINANCIAL CONDITION OF THE FUND                  56               66

V. FINANCIAL CONDITION OF THE INVESTMENT
   MANAGEMENT COMPANY
   (Translated from English source:
   omitted in English translation)                  125               72

VI. SUMMARY OF INFORMATION CONCERNING
    FOREIGN INVESTMENT TRUST SECURITIES             144               72

VII. REFERENCE INFORMATION                          144               72

Note 1:  The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is JPY116.05 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the January 31, 2001 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is calculated by multiplying the corresponding amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.

I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(A) Outline of Laws Regulating the Fund in the Jurisdiction Where
Established:

(1) Name of the Fund:  Putnam U.S. Government Income Trust (the "Fund")

(2) Form of the Fund

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund may offer classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

(3) Governing Laws

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

b. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

c. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

e. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

f. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

(B) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C) Objectives and Basic Nature of the Fund:

Goal

The Fund seeks as high a level of current income as Investment
Management Company (as defined below) believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds (a policy that cannot be changed without approval of the Fund's shareholders), and

--  have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

Investors can lose money by investing in the Fund. The Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(D) History of the Fund:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

(E) Affiliated Companies of the Fund:

Names and related business of the affiliated companies of the Fund are as follows:

(1) Putnam Investment Management, LLC ("Investment Management Company") renders investment management services to the Fund.

(2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor
Servicing Agent") acts as Custodian and Investor Servicing Agent.

(3) Putnam Retail Management, Inc. ("Principal Underwriter") engages in providing marketing services to the Fund.

(4) Kokusai Securities Co., Ltd. ("Distributor in Japan" and "Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

                       Related Companies of the Fund

                                   Fund

                     Putnam U.S. Government Income Trust

                                Trustees               Investor
                            (Agreement and            Servicing
                          Declaration of Trust)       Agreement

Distibution                                Custodian
Agreement                                  Agreement

Principal                                             Custodian
Underwriter                                           Investor
                                                      Agent

Putnam Retail Management,                             Putnam Fiduciary
Inc.                                                  Trust Company

(acts as distributor)                                 (acts as custodian and
                                                      investor servicing
                                                      agent of the Fund)

Japan Dealer Sales
Agreement

            Agent Company                  Management Contract
            Agreement

Distributor in Japan                       Investment
Agent Company                              Management Company

Kokusai Securities Co., Ltd.               Putnam Investment Management, LLC

(forwarding of sales in Japan              (acts as investment manager of the
and rendering of service as                Fund and investment adviser
agent company)                             concerning the Fund's assets)

2. INVESTMENT POLICY

(A) What are the Fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. Under normal market conditions at least 65% of the Fund's investment income will be derived from interest on U.S. government securities. The Investment Management Company will consider, among other things, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt investments, and rising interest rates generally decrease the value of existing debt investments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give its issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium investments" offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the Fund's yield, which factors out the effects of premium investments, with its current dividend rate, which does not factor out that effect.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. Other bonds in which the Fund may invest are subject to varying degrees of risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

Frequent trading. We may buy or sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of U.S. federal income taxes payable by shareholders.

Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in derivatives including futures, options, warrants and swap contracts and zero-coupon bonds, which may be subject to other risks.

Alternative strategies. At times we may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies. The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(B) Restrictions of Investment:

Except as otherwise specifically designated, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(4) Purchase or sell commodities or commodity contracts.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

(9) Purchase or sell options, or puts, calls, straddles, spreads or combinations thereof, except that the Fund may write covered call options with respect to any part or all of its portfolio securities and enter into closing purchase transactions with respect to such options.

(10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Fundamental restrictions 6, 7 and 8 are by their terms inapplicable to U.S. Government Securities and consequently are not expected to have any significant effect on the operations of the Fund, since it is the Fund's fundamental policy to invest exclusively in U.S. Government Securities and repurchase agreements and forward commitments with respect to such securities.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund may not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) The Fund may write covered call options with respect to any part or all of its portfolio securities.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(1) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(2) borrow money in excess of 10% of the value of its total assets;

(3) make short sales of securities in excess of the Fund's net asset value; and

(4) together with other mutual funds managed by the Investment
Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

(C) Distribution Policy:

The Fund distributes net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Kokusai.

3. MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

A. Valuation of assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value procedures approved by the Trustees. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

B. Management Fee, etc.:

(1) Management Fee:

(a) Management and Agent Company Fees

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million of average net assets, 0.4275% of the next $500 million of average net assets and 0.38% of any excess over $1.5 billion of such average net asset.

For the fiscal years ending on September 30, 2000, 1999 and 1998 the Fund paid $12,409,032, $14,775,580 and $15,162,940, respectively as a management fee.

(b) Custodian Fee and Charges of the Investor Servicing Agent

Putnam Fiduciary Trust Company, the Fund's Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

The Fund pays to Putnam Investor Services, a division of Putnam
Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2000, the Fund paid
$4,222,257 as a custodian fee and investor servicing agent fee.

(c) Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management, Inc. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management, Inc. makes quarterly payments to Kokusai and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail
Management, Inc. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management, Inc. may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2000, the Fund paid fees under the distribution plan of $541,374 for Class M shares.

(d) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $28,051 for fiscal 2000 and the portion of total reimbursement for compensation and contributions was $22,966.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2000 and the fees paid to each Trustee by all of the Putnam funds during calendar 2000:



COMPENSATION TABLE

                                     Pension or        Estimated           Total
                       Aggregate     retirement        annual benefits     compensation
                       compensation  benefits accrued  from all            from all
                       from the      as part of        Putnam funds        Putnam
Trustees/Year          fund(1)       fund expenses     upon retirement(2)  funds(3)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)               $3,014           $665            $100,000            $200,000
Hans H. Estin/
1972                    3,021          1,495             100,000             200,500
John A. Hill/
1985 (4) (5) (8)        3,589            757             200,000             269,000
Ronald J. Jackson/
1996 (4)                3,014            919             100,000             200,000
Paul L. Joskow/
1997 (4)                3,014            370             100,000             200,000
Elizabeth T. Kennan/
1992                    3,007            984             100,000             199,500
Lawrence J. Lasser/
1992 (7)                3,014            751              92,500             107,000
John H. Mullin, III/
1997 (4)                2,999            554             100,000             199,000
Robert E. Patterson/
1984                    3,014            511             100,000             200,000
William F. Pounds/
1971 (5) (6)            3,176          1,726             111,000             127,000
George Putnam/
1957 (6)                2,956          1,462              91,834             107,000
George Putnam, III/
1984 (8)                3,131            347             150,000             225,000
A.J.C. Smith/
1986 (7)                2,970          1,092              91,833             106,000
W. Thomas Stephens/
1997 (4)                2,992            518             100,000             198,500
W. Nicholas Thorndike/
1992                    2,970          1,380             100,000             197,000




(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the Fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of September 30, 2000 were $20,931, $33,046, $17,326, $2,454, $8,426, and $6,798, respectively, including income earned on such amounts.

(5) Includes additional compensation for services through June 30, 2000.

(6) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2000.

(7) Commencing July 1, 2000, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the Fund's retirement plan prior to that date.

(8) Includes additional compensation for services commencing July 1, 2000.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

The Investment Management Company places all orders for purchases and sales of the Fund's portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1998, 1999 and 2000, the Fund paid $0, $0 and $0in brokerage commissions, respectively. During fiscal 2000 the Fund did not pay any fee to brokers and dealers to recognize research, statistical and quotation services provided to the Investment Management Company and its affiliates.

For the fiscal year ending on September 30, 2000, the Fund paid
$14,240,276 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

C. Sales, Repurchases and Custody:

(1) Sales of Shares:

a. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

You can buy shares:

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

Through systematic investing. Investors in the U.S. can make regular investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.

Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic
Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Investor Services.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

--  Initial sales charge of up to 3.25%

--  Lower sales charge for investments of $50,000 or more

--  No deferred sales charge

-- Lower annual expenses, and higher dividends, than Class B or Class C (not offered in Japan) shares because of lower 12b-1 fee

-- Higher annual expenses, and lower dividends, than Class A (not offered in Japan) shares because of higher 12b-1 fee

-- No conversion to Class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class M shares
--------------------------------------------------------------------------
Amount of purchase                     Sales charge as a percentage of:
at offering price ($)               --------------------------------------
                                    Net amount invested    Offering price*
--------------------------------------------------------------------------
Under 50,000                                3.36%               3.25%
50,000 but under 100,000                    2.30                2.25
100,000 but under 250,000                   1.52                1.50
250,000 but under 500,000                   1.01                1.00
500,000 but under 1,000,000                 None                None
1,000,000 and above                         None                None
--------------------------------------------------------------------------

* Offering price includes sales charge.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M Shares to 0.50% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment.
The higher fees for Class M may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 1998 and 1999 and 2000, Putnam Retail Management, Inc. received $8,127,400 , $811,406 and $315,751, respectively, in sales charges for Class M shares, of which it retained $635,378, $64,266 and $24,479 respectively.

b. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, Inc., principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

The Investors having entrusted the Distributor or the Sales Handling Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

(2) Repurchase of Shares:

a. Repurchase in the United States

Investors residing in the U.S. can sell investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

Selling shares through investors' financial advisor. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.

By telephone. Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors' shares. The telephone redemption privilege may be modified or terminated without notice.

Selling shares by check. If investors would like to use a Fund's check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks for $500 or more payable to the order of anyone. When the check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in investors' account at that day's NAV to cover the amount of the check and any applicable deferred sales charge.

The use of checks is subject to the rules of investors' fund's designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account's value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors' shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

When will the fund pay investors? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. The Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

(3) Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

(4) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kokusai. Certificates of custody for the Shares shall be delivered by the Distributor or the Sales Handling Company to the Japanese Shareholders.

D. Miscellaneous:

(1) Duration and Liquidation:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

(2) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(3) Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(4) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of
Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(5) Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6) How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 2000, the average annual total return for Class M shares of the Fund was 2.65%, 4.93%, and 6.14%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2000 was 6.02%.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

(B) Outline of Disclosure System:

(1) Disclosure in U.S.A.:

(i) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(ii) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

a. Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

b. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales
Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(C) Restrictions on Transactions with Interested Parties:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4. INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(A) Rights of Shareholders and Procedures for Their Exercise:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with t the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(i) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(ii) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(iii) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

-- Reinvest all distributions in additional shares without a sales charge;

-- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

--  Receive all distributions in cash.

(iv) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(v) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(vi) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(vii) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(B) Tax Treatment of Shareholders in Japan:

The tax treatment of Shareholders in Japan shall be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U. S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in
a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(D) Agent in Japan:

Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki 3-chome
Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki, 3-chome
Chiyoda-ku, Tokyo

(E) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio

                                                  (As of January 31, 2001)
-------------------------------------------------------------------------------
Types of Assets         Name of Country       Total USD    Investment Ratio (%)
-------------------------------------------------------------------------------
U.S. Government
Agency Mortgages        United States         2,228,910,761       82.44
U.S. Treasury
Obligations             United States           398,914,675       14.75
Cash, Deposit and Other
Assets (After deduction                          75,965,995        2.81
of liabilities)
-------------------------------------------------------------------------------
Total                                         2,703,791,431      100.00
(Net Asset Value)                     (JPY 313,775 million)
-------------------------------------------------------------------------------

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2001 is as follows:

-------------------------------------------------------------------------------
                    Total Net Asset Value             Net Asset Value per Share
-------------------------------------------------------------------------------
                   USD (thousands)  JPY (millions)         USD            JPY
-------------------------------------------------------------------------------
1st Fiscal Year         2,609           303               12.96          1,504
(September 30, 1995)
-------------------------------------------------------------------------------
2nd Fiscal Year         6,116           710               12.63          1,466
(September 30, 1996)
-------------------------------------------------------------------------------
3rd Fiscal Year         7,850           911               13.00          1,509
(September 30, 1997)
-------------------------------------------------------------------------------
4th Fiscal Year       163,076        18,925               13.25          1,538
(September 30, 1998)
-------------------------------------------------------------------------------
5th Fiscal Year       133,362        15,477               12.55          1,456
(September 30, 1999)
-------------------------------------------------------------------------------
6th Fiscal Year        95,090        11,035               12.52          1,453
(September 30, 2000)
-------------------------------------------------------------------------------
2000 End of February  109,336        12,688               12.23          1,419
March                 104,729        12,154               12.35          1,433
April                  99,755        11,577               12.27          1,424
May                    98,968        11,485               12.25          1,422
June                   98,585        11,441               12.40          1,439
July                   95,459        11,078               12.39          1,438
August                 93,555        10,857               12.50          1,451
September              95,090        11,035               12.52          1,453
October                97,707        11,339               12.54          1,455
November               96,931        11,249               12.65          1,468
December              104,112        12,082               12.76          1,481
2001 End of January   114,223        13,256               12.86          1,492
-------------------------------------------------------------------------------

Note:  Operations of Class M Shares were commenced on February 6, 1995.

(2) Record of Distributions Paid

-------------------------------------------------------------------------------
                                    Amount of Dividend paid per Share
-------------------------------------------------------------------------------
            Fiscal Year                     USD        JPY
-------------------------------------------------------------------------------
1 st Fiscal Year (2/6/95 - 9/30/95)        0.60       69.63
2nd Fiscal Year (10/1/95 - 9/30/96)        0.83       96.32
3rd Fiscal Year (10/1/96 - 9/30/97)        0.78       90.52
4th Fiscal Year (10/1/97 - 9/30/98)        0.80       92.84
5th Fiscal Year (10/1/98 - 9/30/99)        0.76       88.20
6th Fiscal Year (10/1/99 - 9/30/00)        0.76       88.20
-------------------------------------------------------------------------------

Note: Record of distribution paid during the period from February 1995 through March 2001 is as follows:



-----------------------------------------------------------------------------------------------
Year                Ex-dividend      Dividend    NAV per     Ex-dividend  Dividend     NAV per
                        Date            ($)     Share ($)        Date       ($)       Share ($)
-----------------------------------------------------------------------------------------------
1995                                                            Jul. 5     0.074       12.83
                        Feb.6         0.074       12.29         Aug. 7     0.074       12.71
                        Mar. 6        0.076       12.26         Sep. 5     0.074       12.84
                        Apr. 5        0.074       12.64         Oct. 5     0.073       12.91
                        May 5         0.076       12.69         Nov. 6     0.072       12.97
                        Jun. 5        0.074       12.89         Dec. 6     0.072       13.05
-----------------------------------------------------------------------------------------------
1996                    Jan. 5        0.072       13.09         Jul. 5     0.065       12.39
                        Feb. 5        0.072       13.11         Aug. 5     0.065       12.65
                        Mar. 8        0.070       12.70         Sep. 6     0.064       12.42
                        Apr. 8        0.070       12.59         Oct. 7     0.064       12.68
                        May 6         0.068       12.46         Nov. 5     0.064       12.80
                        Jun. 7        0.066       12.44         Dec. 6     0.064       12.84
-----------------------------------------------------------------------------------------------
1997                    Jan. 8        0.064       12.73         Jul. 11    0.066       12.90
                        Feb. 7        0.065       12.82         Aug. 11    0.067       12.85
                        Mar. 7        0.065       12.75         Sep. 10    0.066       12.86
                        Apr. 8        0.064       12.57         Oct. 10    0.066       12.93
                        May 12        0.064       12.73         Nov. 10    0.067       12.96
                        Jun. 10       0.066       12.78         Dec. 10    0.070       13.01
-----------------------------------------------------------------------------------------------
1998                    Jan. 12       0.068       13.12         Jul. 10    0.066       13.03
                        Feb. 10       0.067       13.03         Aug. 10    0.066       13.01
                        Mar. 10       0.067       13.01         Sep. 11    0.066       13.10
                        Apr. 13       0.066       12.99         Oct. 12    0.066       13.08
                        May 11        0.066       12.97         Nov. 10    0.066       13.02
                        Jun. 10       0.066       13.04         Dec. 10    0.066       13.08
-----------------------------------------------------------------------------------------------
1999                    Jan. 11       0.066       13.01         Jul. 12    0.063       12.61
                        Feb. 10       0.064       13.00         Aug. 10    0.063       12.23
                        Mar. 10       0.063       12.87         Sep. 10    0.063       12.48
                        Apr. 12       0.063       12.93         Oct. 11    0.063       12.45
                        May 10        0.063       12.82         Nov. 10    0.063       12.50
                        Jun. 10       0.063       12.56         Dec. 10    0.063       12.49
-----------------------------------------------------------------------------------------------
2000                    Jan. 10       0.063       12.20         Jul. 10    0.064       12.37
                        Feb. 10       0.063       12.08         Aug. 10    0.063       12.47
                        Mar. 10       0.064       12.18         Sep. 11    0.063       12.44
                        Apr. 10       0.063       12.37         Oct. 10    0.063       12.47
                        May 10        0.063       12.11         Nov. 10    0.063       12.48
                        Jun. 12       0.063       12.32         Dec. 8     0.064       12.66
-----------------------------------------------------------------------------------------------
2001                    Jan. 10       0.063       12.79         Jul.
                        Feb. 12       0.063       12.78         Aug.
                        Mar. 12       0.063       12.79         Sep.
                        Apr.                                    Oct.
                        May                                     Nov.
                        Jun.                                    Dec.
-----------------------------------------------------------------------------------------------



(C) Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

                      Number of    Number of Shares        Number of
                     Shares Sold     Repurchased      Outstanding Shares
--------------------------------------------------------------------------
1st Fiscal Year        217,478          16,150             201,328
(2/6/95-9/30/95)            (0)             (0)                 (0)
--------------------------------------------------------------------------
2nd Fiscal Year        509,261         226,315             484,274
(10/1/95-9/30/96)           (0)             (0)                 (0)
--------------------------------------------------------------------------
3rd Fiscal Year        702,884         583,426             603,732
(10/1/96-9/30/97)           (0)             (0)                 (0)
--------------------------------------------------------------------------
4th Fiscal Year     19,422,018       7,720,736          12,305,014
(10/1/97-9/30/98)  (18,344,600)     (7,230,200)        (11,114,400)
--------------------------------------------------------------------------
5th Fiscal Year      2,833,549       4,509,265          10,629,298
(10/1/98-9/30/99)   (1,710,900)     (3,635,550)         (9,189,750)
--------------------------------------------------------------------------
6th Fiscal Year      1,584,348       4,620,645           7,593,001
(10/1/99-9/30/00)     (679,000)     (3,497,820)         (6,370,930)
--------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

II. OUTLINE OF THE FUND

1.  Fund

(A) Law of Place of Incorporation

The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 1, 1983.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Fund is an open-end, diversified management company under the Investment Company Act of 1940.

(B) Outline of the Supervisory Authority

Refer to I - l (B) Outline of the Supervisory Authority.

(C) Purpose of the Fund

The Fund seeks as high a level of current income as the Investment Management Company believes is consistent with preservation of capital.

(D) History of the Fund

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

(E) Amount of Capital Stock

Not applicable.

(F) Structure of the management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein
(v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940 or otherwise required by law, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

(G) Information Concerning Major Shareholders

Not applicable.

(H) Information Concerning Directors, Officers and Employees



(1) Trustees and Officers of the Fund(as of January 31, 2001)
----------------------------------------------------------------------------------------------
Name             Office and Title      Resume                                     Shares Owned
----------------------------------------------------------------------------------------------
John A. Hill        Chairman,
                    Trustee               present:  Chairman and Managing              579.916
                                                    Director, First Reserve
                                                    Corporation, Director,
                                                    Synder Oil Corporation,
                                                    TransMontaigue Oil Company
                                                    and various private companies
                                                    owned by First Reserve
                                                    Corporation, Member of the
                                                    Board of Advisors of Fund
                                                    Directors
----------------------------------------------------------------------------------------------
George Putnam, III  President and                   President, New Generation        2,269.516
                    Principal                       Research Inc. and New
                    Executive Officer,              Generation Advisers Inc.,
                    Trustee               present:  Director, The Boston Family
                                                    Office LLC
----------------------------------------------------------------------------------------------
Jameson Adkins      Trustee               present:  President, Baxter Associates,     4156.938
Baxter                                              Inc., Director of ASHTA
                                                    Chemicals, Inc., Banta
                                                    Corporation and Ryerson
                                                    Tull, Inc.  Chairman
                                                    Emeritus of the Board of
                                                    Trustees, Mount Holyoke
                                                    College
----------------------------------------------------------------------------------------------
Hans H. Estin       Trustee               present:  Chartered Financial Analyst,          0.00
                                                    Vice Chairman, North American
                                                    Management Corp.
----------------------------------------------------------------------------------------------
Ronald J. Jackson   Trustee               present:  Former Chairman, President         157.220
                                                    and Chief Executive Officer,
                                                    Fisher-Price, Inc.
----------------------------------------------------------------------------------------------
Paul. L. Joskow     Trustee               present:  Professor of Economics and         137.983
                                                    Management and Director of
                                                    Center for Energy and
                                                    Environmental Policy Research,
                                                    Massachusetts Institute of
                                                    Technology, Director, New England
                                                    Electric System, State Farm
                                                    Indemnity Company and Whitehead
                                                    Institute for Biomedical Research.
                                                    President of Yale University
                                                    Council
----------------------------------------------------------------------------------------------
Elizabeth T.        Trustee               present:  President Emeritus and Professor,  275.650
Kennan                                              Mount Holyoke College, Director,
                                                    Bell Atlantic, Northeast
                                                    Utilities, Talbots and
                                                    Cambus-Kenneth Bloodstock
----------------------------------------------------------------------------------------------
Lawrence J. Lasser  Trustee and           present:  President, Chief Executive         178.521
                    Vice President                  Officer and Director of Putnam
                                                    Investments, LLC and Putnam
                                                    Investment Management, LLC.
                                                    Director of Marsh & McLennan
                                                    Companies, Inc. and United Way
                                                    of Massachusetts Bay
----------------------------------------------------------------------------------------------
John H.             Trustee              present:   Chairman and Chief Executive       468.725
Mullin, III                                         Officer of Ridgeway Farm,
                                                    Director of ACX Technologies,
                                                    Inc., Alex. Brown Realty, Inc.,
                                                    The Liberty Corporation and
                                                    Carolina Power & Light
----------------------------------------------------------------------------------------------
Robert E.           Trustee              present:   President and Trustee of         1,133.863
Patterson                                           Cabot Industrial Trust and
                                                    Director of Brandywine
                                                    Trust Company
----------------------------------------------------------------------------------------------
A.J.C. Smith        Trustee               present:  Director of Marsh & McLennan       813.731
                                                    Companies, Inc. and Trident
                                                    Corp.
----------------------------------------------------------------------------------------------
W. Thomas Stephens  Trustee               present:  President and Chief Executive      124.212
                                                    Officer of MacMillan Bloedel,
                                                    Ltd. Director, Qwest
                                                    Communications, New Century
                                                    Energies, Trans Canada Pipeliners
                                                    and Fletcher Challenger Canada
----------------------------------------------------------------------------------------------
W. Nicholas         Trustee               present:  Director of various corporations   178.521
Thorndike                                           and charitable organizations,
                                                    including Courier Corporation,
                                                    Bradley Real Estate, Inc. and
                                                    Providence Journal Co.,  Trustee
                                                    of Cabot Industrial Trust, Eastern
                                                    Utilities Associates and
                                                    Northeastern University
----------------------------------------------------------------------------------------------
Charles E. Porter   Executive Vice        present:  Managing Director,                       0
                    President, Treasurer            Putnam Investments, LLC and
                    and Principal Financial         Putnam Investment Management, LLC
                    Officer
----------------------------------------------------------------------------------------------
Patricia C.         Senior Vice           present:  Senior Vice President of                 0
Flaherty            President                       Putnam Investments, LLC and
                                                    Putnam Investment Management, LLC
----------------------------------------------------------------------------------------------
Richard A.          Vice President        present:  Managing Director of Putnam              0
Monaghan                                            Investments, LLC,  Putnam
                                                    Investment Management, LLC,
                                                    Putnam Retail Management, Inc.
----------------------------------------------------------------------------------------------
Gordon H. Silver    Vice President        present:  Director and Senior Managing             0
                                                    Director of Putnam Investments,
                                                    LLC and Putnam Investment
                                                    Management, LLC
----------------------------------------------------------------------------------------------
Ian C. Ferguson     Vice President        present:  Senior Managing Director of              0
                                                    Putnam Investments, LLC and
                                                    Putnam Investment Management, LLC
----------------------------------------------------------------------------------------------
Brett C. Browchuk   Vice President        present   Managing Director of Putnam              0
                                                    Investment Management, LLC
----------------------------------------------------------------------------------------------
Richard G.          Vice President        present   Managing Director of Putnam              0
Leibovitch                                          Investment Management, LLC
----------------------------------------------------------------------------------------------
John R. Verani      Vice President        present:  Senior Vice President of                 0
                                                    Putnam Investments, LLC
                                                    and Putnam Investment
                                                    Management, LLC
----------------------------------------------------------------------------------------------
Stephen Oristaglio  Vice President        present   Managing Director of Putnam              0
                                                    Investment Management, LLC
----------------------------------------------------------------------------------------------
Edward H. D'Alelio  Vice President        present   Managing Director of Putnam              0
                                                    Investment Management, LLC
----------------------------------------------------------------------------------------------
Kevin Cronin        Vice President        present   Managing Director of Putnam              0
                                                    Investment Management, LLC
----------------------------------------------------------------------------------------------
Michael T. Healy    Assistant Treasurer   present    N.A.                                    0
                    and Principal
                    Accountng Officer
----------------------------------------------------------------------------------------------
Mary A. Eaton       Associate Treasurer   present    N.A.                                    0
                    and Assistant Clerk
----------------------------------------------------------------------------------------------
Judith Cohen        Clerk                 present    N.A.                                    0
----------------------------------------------------------------------------------------------
Wanda M McManus     Assistant Clerk       present    N.A.                                    0
----------------------------------------------------------------------------------------------
Joanne M. Neary     Assistant Clerk       present    N.A.                                    0
----------------------------------------------------------------------------------------------


(2) Employees of the Fund

The Fund does not have any employees.

(I) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(J) Miscellaneous

(1) Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is September 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, LLC (Investment Management Company)

(A) Law of Place of Incorporation

Putnam is organized as a limited liability company under the laws of the state of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D) History of the Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $362 billion in assets in over 13 million shareholder accounts at January 31, 2001. An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Putnam Investment Management, LLC, Putnam Retail Management, Inc. and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E) Amount of Capital (as of January 31, 2001)

1. Amount of Capital:

Not applicable

2. Number of authorized shares of capital stock:

Not applicable

3. Number of outstanding shares of capital stock:

Not applicable

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

Year                  Amount of Capital
                (Total Stockholders' Equity)
End of 1996            $45,817,658
End of 1997            $48,617,160
End of 1998           $425,782,007
End of 1999           $198,676,287
End of 2000           $209,635,521

(F) Structure of the Management of the Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly. The Fund pays Putnam Investmemt Management, LLC a quarterly management fee for these services based on the Fund's average net assets. The Fund paid Putnam Investment Management, LLC a management fee of 0.44% of average net assets for the Fund's last fiscal year.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The following officer and the Mortgage Team of the Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below. Their experience as portfolio managers or investment analysts' advisors at least the last five years is also shown:

                                       (as of January 31, 2001)
------------------------------------------------------------------------------
   Manager          Since                    Experience
------------------------------------------------------------------------------
Kevin M. Cronin     1998     1997-Present: Putnam Investment Management, LLC
Managing Director            Prior to February 1997: MFS Investment Management
------------------------------------------------------------------------------

(G) Information Concerning Major Stockholders

As of January 31, 2001, all the outstanding interests of the Investment Management Company were owned by Putnam Investments, LLC. See subsection D above.

(H) Information Concerning Officers and Employees


The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:



List of Officers and Directors of Investment Management Company (as of Januray 31, 20001)

     Name                Postion with Putnam Investment Management, LLC       Other Business Affiliation
-----------------------------------------------------------------------------------------------------------------
  1  Lasser, Lawrence J.          President and Director, CEO
-----------------------------------------------------------------------------------------------------------------
  2  Silver, Gordon H.            Director and Senior                         Director of Putnam Fiduciary
                                  Managing Director                           Trust Company and Senior Managing
                                                                              Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
  3  Ferguson, Tim                Director and Senior
                                  Managing Director
-----------------------------------------------------------------------------------------------------------------
  4  Esteves, Irene M.            Senior Managing Director and                Director, Senior Managing Director
                                  Chief Financial Officer                     and Treasurer of Putnam Fiduciary
                                                                              Trust Company
-----------------------------------------------------------------------------------------------------------------
  5  Hoffman, Jr., Theron S.      Senior Managing Director                    Senior Managing Director of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
  6  Oristaglio, Stephen          Senior Managing Director
-----------------------------------------------------------------------------------------------------------------
  7  Spiegel, Steven              Senior Managing Director                    Senior Managing Director of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
  8  Anderson, Blake E.           Managing Director
-----------------------------------------------------------------------------------------------------------------
  9  Beck, Robert R.              Managing Director
-----------------------------------------------------------------------------------------------------------------
 10  Boneparth, John F.           Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 11  Bradford Jr., Linwood E.     Managing Director
-----------------------------------------------------------------------------------------------------------------
 12  Bresnahan, Leslee R.         Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 13  Browchuk, Brett C.           Managing Director
                                  and Chief Operating Officer
-----------------------------------------------------------------------------------------------------------------
 14  Cassaro, Joseph A.           Managing Director
-----------------------------------------------------------------------------------------------------------------
 15  Cotner, C. Beth              Managing Director
-----------------------------------------------------------------------------------------------------------------
 16  Cronin, Kevin M.             Managing Director                           Managing Director of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
 17  D'Alelio, Edward H.          Managing Director
-----------------------------------------------------------------------------------------------------------------
 18  Daly, Kenneth L.             Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 19  Farrell, Deborah S.          Managing Director
-----------------------------------------------------------------------------------------------------------------
 20  Gillis, Roland               Managing Director
-----------------------------------------------------------------------------------------------------------------
 21  Haslett, Thomas R.           Managing Director
-----------------------------------------------------------------------------------------------------------------
 22  Holding, Pamela              Managing Director
-----------------------------------------------------------------------------------------------------------------
 23  Jacobs, Jerome J.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 24  Joseph, Joseph P.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 25  Kamshad, Omid                Managing Director
-----------------------------------------------------------------------------------------------------------------
 26  King, David L.               Managing Director
-----------------------------------------------------------------------------------------------------------------
 27  Kohli, D. William            Managing Director
-----------------------------------------------------------------------------------------------------------------
 28  Kuenstner, Deborah F.        Managing Director
-----------------------------------------------------------------------------------------------------------------
 29  Landes, William J.           Managing Director
-----------------------------------------------------------------------------------------------------------------
 30  Leibovitch, Richard G.       Managing Director
-----------------------------------------------------------------------------------------------------------------
 31  Leichter, Jennifer E.        Managing Director
-----------------------------------------------------------------------------------------------------------------
 32  Lindsey, Jeffrey R.          Managing Director
-----------------------------------------------------------------------------------------------------------------
 33  MacElwee, Jones,             Managing Director
     Elizabeth M.
-----------------------------------------------------------------------------------------------------------------
 34  Makino, Shigeki              Managing Director
-----------------------------------------------------------------------------------------------------------------
 35  Maloney, Kevin J.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 36  Martens, Erwin W.            Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 37  Martino, Michael             Managing Director                           Managing Director of Putnam
                                                                              Fiduciary Trust Company and Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 38  Memani, Krisha K.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 39  Miller, Daniel L.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 40  Moore, Colin                 Managing Director
-----------------------------------------------------------------------------------------------------------------
 41  Morgan, Kelly A.             Managing Director
-----------------------------------------------------------------------------------------------------------------
 42  Morris, Dirk                 Managing Director
-----------------------------------------------------------------------------------------------------------------
 43  Mufson, Michael J.           Managing Director
-----------------------------------------------------------------------------------------------------------------
 44  Murphy, Jennifer P.          Managing Director
-----------------------------------------------------------------------------------------------------------------
 45  Nagashima, Toshio            Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 46  Peacher, Stephen C.          Managing Director
-----------------------------------------------------------------------------------------------------------------
 47  Peters, Jeffrey F.           Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 48  Porter, Charles E.           Managing Director
-----------------------------------------------------------------------------------------------------------------
 49  Price, Quintin I.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 50  Reilly, Thomas V.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 51  Sai, Yumiko                  Managing Director
-----------------------------------------------------------------------------------------------------------------
 52  Scott, Justin M.             Managing Director                           Managing Director of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
 53  Shadek Jr., Edward T.        Managing Director
-----------------------------------------------------------------------------------------------------------------
 54  Smith Jr., Leo J.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 55  Sorensen, Eric H.            Managing Director
-----------------------------------------------------------------------------------------------------------------
 56  Swift, Robert                Managing Director
-----------------------------------------------------------------------------------------------------------------
 57  Thomsen, Rosemary H.         Managing Director                           Managing Director of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
 58  Tibbetts, Richard B.         Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 59  Waldman, David L.            Managing Director,
                                  Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------
 60  Warren, Paul C.              Managing Director
-----------------------------------------------------------------------------------------------------------------
 61  Weiss, Manuel                Managing Director
-----------------------------------------------------------------------------------------------------------------
 62  Wetlaufer, Eric              Managing Director
-----------------------------------------------------------------------------------------------------------------
 63  Woolverton, William H.       Managing Director                           Managing Director of Putnam Retail
                                                                              Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 64  Allansmith, Lauren L.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 65  Arends, Michael K.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 66  Asher, Steven E.             Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 67  Atkin, Michael J.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 68  Augustine, Jeffrey B.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 69  Bakshi, Manjit S.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 70  Baldasarre, Michele C.       Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 71  Bamford, Dolores Snyder      Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 72  Bell, Carl D.                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 73  Bent, John J.                Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Managemen, Inc.
-----------------------------------------------------------------------------------------------------------------
 74  Block, Richard L.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 75  Bloemker, Rob A.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 76  Boselli, John A.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 77  Bray, Jeffrey M.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 78  Bukovac, Ronald J.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 79  Burke, Andrea                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 80  Burns, Cheryl A.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 81  Byrne, Joshua L.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 82  Callahan, Ellen S.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 83  Carlson, David G.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 84  Chrostowski, Louis F.        Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 85  Dalferro, John R.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 86  Davis, Simon                 Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 87  DeConto, Lisa B.             Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 88  Dexter, Stephen P.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 89  Divney, Kevin M.             Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 90  Doerr, Kenneth J.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 91  Donaldson, Scott M.          Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 92  Eigerman, Nathan W.          Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 93  Elavia, Tony H.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 94  England, Richard B.          Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 95  Epke, Laura L.               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 96  Falvey, Jr., James M.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 97  Ferry, John A.               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
 98  Flaherty, Patricia C.        Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
 99  Fleisher, Peter M.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
100  Francis, Jonathan H.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
101  Fraser, Henrietta            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
102  Frucci, Richard M.           Senior Vice President                       Senior Vice President of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
103  Geer, Bartlett R.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
104  Gernon, John H.              Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
105  Gorman, Stephen A.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
106  Graham, Andrew               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
107  Grant, Peter J.              Senior Vice President                       Senior Vice President of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
108  Grim, Daniel J.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
109  Haagensen, Paul E.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
110  Hadas, Edward                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
111  Hadden, Peter J.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
112  Halperin, Matthew C.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
113  Hamlin, David E.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
114  Harring, Linda               Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
115  Healey, Deborah R.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
116  Hijink, Hendrik W.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
117  Hoey, Thomas J.              Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
118  Holder-Watts, Sherrie V.     Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
119  Kaufman, Jeffrey             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
120  Kay, Karen R.                Senior Vice President                       Clerk, Director and Senior Vice
                                                                              President of Putnam Fiduciary Trust
                                                                              Company
-----------------------------------------------------------------------------------------------------------------
121  Kennedy, Catherine A.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
122  King, Wiliam P.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
123  Kirson, Steven L.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
124  Knight, Jeffrey L.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
125  Korn, Karen R.               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
126  Lannum III, Coleman N.       Senior Vice President
-----------------------------------------------------------------------------------------------------------------
127  Lemire, Kevin                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
128  Lewis, Craig S.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
129  Lode, Geirulv                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
130  Madore, Robert A.            Senior Vice President                       Senior Vice President of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
131  Malak, Saba S.               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
132  Malloy, Julie M.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
133  Manuel Jr., Richard D.       Senior Vice President
-----------------------------------------------------------------------------------------------------------------
134  Marrkand, Paul E.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
135  Marshall, William L.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
136  Matteis, Andrew S.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
137  McDonald, Richard E.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
138  Meehan, Thalia               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
139  Mehta, Sandeep               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
140  Miller, Christopher G.       Senior Vice President
-----------------------------------------------------------------------------------------------------------------
141  Miller, James P.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
142  Mockard, Jeanne L.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
143  Moore, Gerald I.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
144  Mullin, Hugh H.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
145  Murphy, Kevin F.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
146  O'Brien, Lois C.             Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
147  O'Connell, Stephen P.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
148  Oler, Stephen S.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
149  Paine, Robert M.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
150  Parker, Margery C.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
151  Perry, William               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
152  Peters, Carmel               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
153  Pohl, Charles G.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
154  Prusko, James M.             Senior Vice President                       Senior Vice Presidnet of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
155  Quistberg, Paul T.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
156  Rogers, Kevin J.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
157  Ruys de Perez, Charles A.    Senior Vice President                       Senior Vice Presidnet of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
158  Salm, Michael V.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
159  Salvin, Robert L.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
160  Santos, David J.             Senior Vice President                       Senior Vice Presidnet of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
161  Santosus, Anthony C.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
162  Schmid, Calvin E.            Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
163  Schwister, Jay E.            Senior Vice President                       Senior Vice Presidnet of Putnam
                                                                              Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------------
164  Scully, Walter D.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
165  Selden, Denise D.            Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
166 Sellitto, III, Anthony R.     Senior Vice President
-----------------------------------------------------------------------------------------------------------------
167  Sievert, Jean I.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
168  Simon, Sheldon N.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
169  Simozar, Saied               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
170  Smith, Margaret D.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
171  Spatz, Erin J.               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
172  Spiers, John Graham          Senior Vice President
-----------------------------------------------------------------------------------------------------------------
173  Stack, Michael P.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
174  Stairs, George W.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
175  Sullivan, Roger R.           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
176  Sullivan, William J.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
177  Svensson, Lisa H.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
178  Swanberg, Charles H.         Senior Vice President
-----------------------------------------------------------------------------------------------------------------
179  Temple, Michael              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
180  Vandermark, Stephen W.       Senior Vice President
-----------------------------------------------------------------------------------------------------------------
181  Verani, John R.              Senior Vice President                       Senior Vice President of Putnam
                                                                              Fiduciary Turst Company
-----------------------------------------------------------------------------------------------------------------
182  Vierra, Scott G.             Senior Vice President                       Senior Vice President of Putnam
                                                                              Retail Management, Inc.
-----------------------------------------------------------------------------------------------------------------
183  Vliebergh, Vincent           Senior Vice President
-----------------------------------------------------------------------------------------------------------------
184  Walsh, Francis P.            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
185  Weed, Richard P.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
186  Weinstein, Michael R.        Senior Vice President
-----------------------------------------------------------------------------------------------------------------
187  Wiess, James C.              Senior Vice President
-----------------------------------------------------------------------------------------------------------------
188  Williams, Fayval S.          Senior Vice President
-----------------------------------------------------------------------------------------------------------------
189  Wyke, Richard P.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
190  Yogg, Michael R.             Senior Vice President
-----------------------------------------------------------------------------------------------------------------




(I) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2001, Investment Management Company managed, advised, and/or administered the following 125 funds and fund portfolios (having an aggregate net asset value of nearly $275 billion:)

                                                                                                          (As of January 31, 2001)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Net
                                                                Year/Month/Day      Principal         Total Net Asset    Value per
                   Name                                          Established    Characteristics      Value ($ million)  share ($)
----------------------------------------------------------------------------------------------------------------------------------
  1  The George Putnam Fund of Boston; A                            11/5/37        Open/Equity           3,258.30            17.32
----------------------------------------------------------------------------------------------------------------------------------
  2  The George Putnam Fund of Boston; B                            4/27/92        Open/Equity           1,217.35            17.15
----------------------------------------------------------------------------------------------------------------------------------
  3  The George Putnam Fund of Boston; C                            7/26/99        Open/Equity              28.35            17.25
----------------------------------------------------------------------------------------------------------------------------------
  4  The George Putnam Fund of Boston; M                            12/1/94        Open/Equity             242.40            17.16
----------------------------------------------------------------------------------------------------------------------------------
  5  The George Putnam Fund of Boston; Y                            3/31/94        Open/Equity             706.95            17.35
----------------------------------------------------------------------------------------------------------------------------------
  6  Putnam American Government Income Fund; A                       3/1/85          Open/Bond           1,440.07             8.72
----------------------------------------------------------------------------------------------------------------------------------
  7  Putnam American Government Income Fund; B                      5/20/94          Open/Bond             128.78             8.68
----------------------------------------------------------------------------------------------------------------------------------
  8  Putnam American Government Income Fund; C                      7/26/99          Open/Bond               4.80             8.70
----------------------------------------------------------------------------------------------------------------------------------
  9  Putnam American Government Income Fund; M                      2/14/95          Open/Bond               8.29             8.75
----------------------------------------------------------------------------------------------------------------------------------
 10  Putnam Asia Pacific Growth Fund; A                             2/20/91        Open/Equity             187.27            11.12
----------------------------------------------------------------------------------------------------------------------------------
 11  Putnam Asia Pacific Growth Fund; B                              6/1/93        Open/Equity             138.30            10.81
----------------------------------------------------------------------------------------------------------------------------------
 12  Putnam Asia Pacific Growth Fund; C                             7/26/99        Open/Equity              12.11            11.01
----------------------------------------------------------------------------------------------------------------------------------
 13  Putnam Asia Pacific Growth Fund; M                              2/1/95        Open/Equity               9.35            10.96
----------------------------------------------------------------------------------------------------------------------------------
 14  Putnam Asia Pacific Fund II                                    3/23/98        Open/Equity               3.44            10.38
----------------------------------------------------------------------------------------------------------------------------------
 15  Putnam Asset Allocation: Balanced Portfolio; A                  2/7/94      Open/Balanced           1,434.93            11.00
----------------------------------------------------------------------------------------------------------------------------------
 16  Putnam Asset Allocation: Balanced Portfolio; B                 2/11/94      Open/Balanced             498.16            10.93
----------------------------------------------------------------------------------------------------------------------------------
 17  Putnam Asset Allocation: Balanced Portfolio; C                  9/1/94      Open/Balanced             144.68            10.85
----------------------------------------------------------------------------------------------------------------------------------
 18  Putnam Asset Allocation: Balanced Portfolio; M                  2/6/95      Open/Balanced              67.51            10.98
----------------------------------------------------------------------------------------------------------------------------------
 19  Putnam Asset Allocation: Balanced Portfolio; Y                 7/14/94      Open/Balanced             713.35            11.02
----------------------------------------------------------------------------------------------------------------------------------
 20  Putnam Asset Allocation: Conservative Portfolio; A              2/7/94      Open/Balanced             585.43             9.43
----------------------------------------------------------------------------------------------------------------------------------
 21  Putnam Asset Allocation: Conservative Portfolio; B             2/18/94      Open/Balanced             143.40             9.40
----------------------------------------------------------------------------------------------------------------------------------
 22  Putnam Asset Allocation: Conservative Portfolio; C              9/1/94      Open/Balanced              42.37             9.37
----------------------------------------------------------------------------------------------------------------------------------
 23  Putnam Asset Allocation: Conservative Portfolio; M              2/7/95      Open/Balanced              23.88             9.40
----------------------------------------------------------------------------------------------------------------------------------
 24  Putnam Asset Allocation: Conservative Portfolio; Y             7/14/94      Open/Balanced             225.38             9.45
----------------------------------------------------------------------------------------------------------------------------------
 25  Putnam Asset Allocation: Growth Portfolio; A                    2/8/94      Open/Balanced             813.70            11.16
----------------------------------------------------------------------------------------------------------------------------------
 26  Putnam Asset Allocation: Growth Portfolio; B                   2/16/94      Open/Balanced             422.94            10.99
----------------------------------------------------------------------------------------------------------------------------------
 27  Putnam Asset Allocation: Growth Portfolio; C                    9/1/94      Open/Balanced             130.08            10.85
----------------------------------------------------------------------------------------------------------------------------------
 28  Putnam Asset Allocation: Growth Portfolio; M                    2/1/95      Open/Balanced              62.97            11.00
----------------------------------------------------------------------------------------------------------------------------------
 29  Putnam Asset Allocation: Growth Portfolio; Y                   7/14/94      Open/Balanced             575.87            11.24
----------------------------------------------------------------------------------------------------------------------------------
 30  Putnam Arizona Tax Exempt Income Fund; A                       1/30/91          Open/Bond             102.53             9.07
----------------------------------------------------------------------------------------------------------------------------------
 31  Putnam Arizona Tax Exempt Income Fund; B                       7/15/93          Open/Bond              22.80             9.06
----------------------------------------------------------------------------------------------------------------------------------
 32  Putnam Arizona Tax Exempt Income Fund; M                        7/3/95          Open/Bond               0.88             9.09
----------------------------------------------------------------------------------------------------------------------------------
 33  Putnam Balanced Retirement Fund; A                             4/19/85      Open/Balanced             497.40            10.48
----------------------------------------------------------------------------------------------------------------------------------
 34  Putnam Balanced Retirement Fund; B                              2/1/94      Open/Balanced             152.35            10.38
----------------------------------------------------------------------------------------------------------------------------------
 35  Putnam Balanced Retirement Fund; C                             7/26/99      Open/Balanced               3.48            10.43
----------------------------------------------------------------------------------------------------------------------------------
 36  Putnam Balanced Retirement Fund; M                             3/17/95      Open/Balanced              13.87            10.41
----------------------------------------------------------------------------------------------------------------------------------
 37  Putnam Balanced Retirement Fund; Y                            12/30/98      Open/Balanced               2.04            10.48
----------------------------------------------------------------------------------------------------------------------------------
 38  Putnam Balanced Fund; A                                         1/3/95      Open/Balanced             192.21            12.39
----------------------------------------------------------------------------------------------------------------------------------
 39  Putnam Balanced Fund; B                                         4/3/00      Open/Balanced              14.55            12.36
----------------------------------------------------------------------------------------------------------------------------------
 40  Putnam Balanced Fund; C                                         4/3/00      Open/Balanced               3.83            12.35
----------------------------------------------------------------------------------------------------------------------------------
 41  Putnam Balanced Fund; M                                         4/3/00      Open/Balanced               0.94            12.38
----------------------------------------------------------------------------------------------------------------------------------
 42  Putnam Balanced Fund; Y                                         8/2/99      Open/Balanced              87.01            12.40
----------------------------------------------------------------------------------------------------------------------------------
 43  Putnam California Tax Exempt Income Fund; A                    4/29/83          Open/Bond           2,586.31             8.62
----------------------------------------------------------------------------------------------------------------------------------
 44  Putnam California Tax Exempt Income Fund; B                     1/4/93          Open/Bond             534.32             8.61
----------------------------------------------------------------------------------------------------------------------------------
 45  Putnam California Tax Exempt Income Fund; C                    7/26/99          Open/Bond               7.26             8.65
----------------------------------------------------------------------------------------------------------------------------------
 46  Putnam California Tax Exempt Income Fund; M                    2/14/95          Open/Bond              17.01             8.60
----------------------------------------------------------------------------------------------------------------------------------
 47  Putnam California Tax Exempt Money Market Fund                10/26/87          Open/Bond              27.94             1.00
----------------------------------------------------------------------------------------------------------------------------------
 48  Putnam Capital Opportunities Fund; A                           5/29/98        Open/Equity             169.12            10.71
----------------------------------------------------------------------------------------------------------------------------------
 49  Putnam Capital Opportunities Fund; B                           6/29/98        Open/Equity             197.95            10.50
----------------------------------------------------------------------------------------------------------------------------------
 50  Putnam Capital Opportunities Fund; C                           7/26/99        Open/Equity              10.76            10.58
----------------------------------------------------------------------------------------------------------------------------------
 51  Putnam Capital Opportunities Fund; M                           6/29/98        Open/Equity              15.28            10.56
----------------------------------------------------------------------------------------------------------------------------------
 52  Putnam Capital Opportunities Fund; Y                           10/2/00        Open/Equity              21.32            10.72
----------------------------------------------------------------------------------------------------------------------------------
 53  Putnam Capital Appreciation Fund; A                             8/5/93        Open/Equity             990.06            19.73
----------------------------------------------------------------------------------------------------------------------------------
 54  Putnam Capital Appreciation Fund; B                            11/2/94        Open/Equity             940.89            19.25
----------------------------------------------------------------------------------------------------------------------------------
 55  Putnam Capital Appreciation Fund; C                            7/14/00        Open/Equity               1.68            19.65
----------------------------------------------------------------------------------------------------------------------------------
 56  Putnam Capital Appreciation Fund; M                            1/22/96        Open/Equity              62.98            19.36
----------------------------------------------------------------------------------------------------------------------------------
 57  Putnam Classic Equity Fund; A                                   1/5/95      Open/Balanced           1,164.21            13.17
----------------------------------------------------------------------------------------------------------------------------------
 58  Putnam Classic Equity Fund; B                                   1/5/95      Open/Balanced           1,067.05            13.05
----------------------------------------------------------------------------------------------------------------------------------
 59  Putnam Classic Equity Fund; C                                   2/1/99      Open/Balanced              41.05            13.14
----------------------------------------------------------------------------------------------------------------------------------
 60  Putnam Classic Equity Fund; M                                   1/5/95      Open/Balanced             125.47            13.10
----------------------------------------------------------------------------------------------------------------------------------
 61  Putnam Classic Equity Fund; Y                                  10/1/98      Open/Balanced              11.88            13.18
----------------------------------------------------------------------------------------------------------------------------------
 62  Putnam Convertible Income-Growth Trust; A                      6/29/72      Open/Balanced             889.75            16.88
----------------------------------------------------------------------------------------------------------------------------------
 63  Putnam Convertible Income-Growth Trust; B                      7/15/93      Open/Balanced             215.90            16.64
----------------------------------------------------------------------------------------------------------------------------------
 64  Putnam Convertible Income-Growth Trust; C                      7/26/99      Open/Balanced               6.29            16.81
----------------------------------------------------------------------------------------------------------------------------------
 65  Putnam Convertible Income-Growth Trust; M                      3/13/95      Open/Balanced              13.25            16.76
----------------------------------------------------------------------------------------------------------------------------------
 66  Putnam Convertible Income-Growth Trust; Y                     12/30/98      Open/Balanced              56.96            16.89
----------------------------------------------------------------------------------------------------------------------------------
 67  Putnam Diversified Income Trust; A                             10/3/88          Open/Bond           1,291.32            10.08
----------------------------------------------------------------------------------------------------------------------------------
 68  Putnam Diversified Income Trust; B                              3/1/93          Open/Bond           1,108.52            10.03
----------------------------------------------------------------------------------------------------------------------------------
 69  Putnam Diversified Income Trust; C                              2/1/99          Open/Bond              15.86            10.05
----------------------------------------------------------------------------------------------------------------------------------
 70  Putnam Diversified Income Trust; M                             12/1/94          Open/Bond           1,033.46            10.03
----------------------------------------------------------------------------------------------------------------------------------
 71  Putnam Diversified Income Trust; Y                              7/1/96          Open/Bond              17.68            10.09
----------------------------------------------------------------------------------------------------------------------------------
 72  Putnam Emerging Markets Fund; A                               12/28/95        Open/Equity              78.61             9.05
----------------------------------------------------------------------------------------------------------------------------------
 73  Putnam Emerging Markets Fund; B                               10/30/96        Open/Equity              46.80             8.90
----------------------------------------------------------------------------------------------------------------------------------
 74  Putnam Emerging Markets Fund; C                                7/26/99        Open/Equity               5.96             8.95
----------------------------------------------------------------------------------------------------------------------------------
 75  Putnam Emerging Markets Fund; M                               10/30/96        Open/Equity               3.27             8.95
----------------------------------------------------------------------------------------------------------------------------------
 76  Putnam Equity Fund 2000                                        7/25/00        Open/Equity               4.79             6.73
----------------------------------------------------------------------------------------------------------------------------------
 77  Putnam Equity Fund 98                                         12/31/97        Open/Equity              22.31            20.44
----------------------------------------------------------------------------------------------------------------------------------
 78  Putnam Equity Income Fund; A                                   6/15/77        Open/Equity           1,136.98            15.35
----------------------------------------------------------------------------------------------------------------------------------
 79  Putnam Equity Income Fund; B                                   9/13/93        Open/Equity             495.58            15.24
----------------------------------------------------------------------------------------------------------------------------------
 80  Putnam Equity Income Fund; C                                    2/1/99        Open/Equity              17.83            15.31
----------------------------------------------------------------------------------------------------------------------------------
 81  Putnam Equity Income Fund; M                                   12/2/94        Open/Equity              53.25            15.26
----------------------------------------------------------------------------------------------------------------------------------
 82  Putnam Equity Income Fund; Y                                   10/1/98        Open/Equity              47.36            15.35
----------------------------------------------------------------------------------------------------------------------------------
 83  Putnam Europe Growth Fund; A                                    9/7/90        Open/Equity             999.07            22.20
----------------------------------------------------------------------------------------------------------------------------------
 84  Putnam Europe Growth Fund; B                                    2/1/94        Open/Equity             751.74            21.44
----------------------------------------------------------------------------------------------------------------------------------
 85  Putnam Europe Growth Fund; C                                   7/26/99        Open/Equity              18.85            21.97
----------------------------------------------------------------------------------------------------------------------------------
 86  Putnam Europe Growth Fund; M                                   12/1/94        Open/Equity              69.07            21.95
----------------------------------------------------------------------------------------------------------------------------------
 87  Putnam Financial Services                                       1/8/01        Open/Equity               3.06             8.59
----------------------------------------------------------------------------------------------------------------------------------
 88  Putnam Florida Tax Exempt Income Fund; A                       8/24/90          Open/Bond             214.90             9.22
----------------------------------------------------------------------------------------------------------------------------------
 89  Putnam Florida Tax Exempt Income Fund; B                        1/4/93          Open/Bond              74.75             9.22
----------------------------------------------------------------------------------------------------------------------------------
 90  Putnam Florida Tax Exempt Income Fund; M                        5/1/95          Open/Bond               0.54             9.22
----------------------------------------------------------------------------------------------------------------------------------
 91  Putnam Global Aggressive Growth Fund                            5/6/98        Open/Equity              21.88            24.06
----------------------------------------------------------------------------------------------------------------------------------
 92  Putnam Global Natural Resources Fund; A                        7/24/80        Open/Equity             206.84            20.67
----------------------------------------------------------------------------------------------------------------------------------
 93  Putnam Global Natural Resources Fund; B                         2/1/94        Open/Equity             121.16            20.30
----------------------------------------------------------------------------------------------------------------------------------
 94  Putnam Global Natural Resources Fund; C                        7/26/99        Open/Equity               5.33            20.52
----------------------------------------------------------------------------------------------------------------------------------
 95  Putnam Global Natural Resources Fund; M                         7/3/95        Open/Equity               6.62            20.57
----------------------------------------------------------------------------------------------------------------------------------
 96  Putnam Global Equity Trust; A                                   7/1/94        Open/Equity             667.97            13.62
----------------------------------------------------------------------------------------------------------------------------------
 97  Putnam Global Equity Trust; B                                   7/1/94        Open/Equity             517.76            13.27
----------------------------------------------------------------------------------------------------------------------------------
 98  Putnam Global Equity Trust; C                                   2/1/99        Open/Equity              43.22            13.52
----------------------------------------------------------------------------------------------------------------------------------
 99  Putnam Global Equity Trust; M                                   7/3/95        Open/Equity              50.92            13.42
----------------------------------------------------------------------------------------------------------------------------------
100  Putnam Global Growth and Income Fund; A                         1/3/95        Open/Equity              77.51            13.61
----------------------------------------------------------------------------------------------------------------------------------
101  Putnam Global Growth and Income Fund; B                        11/3/97        Open/Equity              40.72            13.40
----------------------------------------------------------------------------------------------------------------------------------
102  Putnam Global Growth and Income Fund; C                        7/26/99        Open/Equity               3.42            13.58
----------------------------------------------------------------------------------------------------------------------------------
103  Putnam Global Growth and Income Fund; M                        11/3/97        Open/Equity               2.85            13.50
----------------------------------------------------------------------------------------------------------------------------------
104  Putnam Global Governmental Income Trust; A                      6/1/87          Open/Bond              93.10            11.26
----------------------------------------------------------------------------------------------------------------------------------
105  Putnam Global Governmental Income Trust; B                      2/1/94          Open/Bond              22.49            11.23
----------------------------------------------------------------------------------------------------------------------------------
106  Putnam Global Governmental Income Trust; C                     7/26/99          Open/Bond               0.32            11.25
----------------------------------------------------------------------------------------------------------------------------------
107  Putnam Global Governmental Income Trust; M                     3/17/95          Open/Bond             101.43            11.21
----------------------------------------------------------------------------------------------------------------------------------
108  Putnam Global Growth Fund; A                                    9/1/67        Open/Equity           4,825.67            10.82
----------------------------------------------------------------------------------------------------------------------------------
109  Putnam Global Growth Fund; B                                   4/27/92        Open/Equity           1,457.79            10.09
----------------------------------------------------------------------------------------------------------------------------------
110  Putnam Global Growth Fund; C                                    2/1/99        Open/Equity              79.70            10.62
----------------------------------------------------------------------------------------------------------------------------------
111  Putnam Global Growth Fund; M                                    3/1/95        Open/Equity              74.57            10.58
----------------------------------------------------------------------------------------------------------------------------------
112  Putnam Global Growth Fund; Y                                   6/15/94        Open/Equity             239.34            11.10
----------------------------------------------------------------------------------------------------------------------------------
113  The Putnam Fund for Growth and Income; A                       11/6/57      Open/Balanced          20,633.56            19.88
----------------------------------------------------------------------------------------------------------------------------------
114  The Putnam Fund for Growth and Income; B                       4/27/92      Open/Balanced          10,018.64            19.60
----------------------------------------------------------------------------------------------------------------------------------
115  The Putnam Fund for Growth and Income; C                       7/26/99      Open/Balanced             144.67            19.81
----------------------------------------------------------------------------------------------------------------------------------
116  The Putnam Fund for Growth and Income; M                        5/1/95      Open/Balanced             387.57            19.75
----------------------------------------------------------------------------------------------------------------------------------
117  The Putnam Fund for Growth and Income; Y                       6/15/94      Open/Balanced           1,601.99            19.91
----------------------------------------------------------------------------------------------------------------------------------
118  Putnam Growth Fund                                              5/4/98        Open/Equity               3.47            10.53
----------------------------------------------------------------------------------------------------------------------------------
119  Putnam Growth Opportunities; A                                 10/2/95        Open/Equity           2,822.09            22.42
----------------------------------------------------------------------------------------------------------------------------------
120  Putnam Growth Opportunities; B                                  8/1/97        Open/Equity           2,730.06            21.86
----------------------------------------------------------------------------------------------------------------------------------
121  Putnam Growth Opportunities; C                                  2/1/99        Open/Equity             301.31            22.14
----------------------------------------------------------------------------------------------------------------------------------
122  Putnam Growth Opportunities; M                                  8/1/97        Open/Equity             124.62            22.04
----------------------------------------------------------------------------------------------------------------------------------
123  Putnam Growth Opportunities; Y                                  7/1/99        Open/Equity             108.07            22.57
----------------------------------------------------------------------------------------------------------------------------------
124  Putnam High Yield Advantage Fund; A                            3/25/86          Open/Bond             663.71             6.58
----------------------------------------------------------------------------------------------------------------------------------
125  Putnam High Yield Advantage Fund; B                            5/16/94          Open/Bond             490.66             6.54
----------------------------------------------------------------------------------------------------------------------------------
126  Putnam High Yield Advantage Fund; M                            12/1/94          Open/Bond             656.09             6.58
----------------------------------------------------------------------------------------------------------------------------------
127  Putnam High Yield Advantage Fund; Y                           12/30/98          Open/Bond               9.26             6.61
----------------------------------------------------------------------------------------------------------------------------------
128  Putnam High Yield Fund II; A                                  12/31/97          Open/Bond             566.58             6.26
----------------------------------------------------------------------------------------------------------------------------------
129  Putnam High Yield Fund II; B                                  12/31/97          Open/Bond             710.35             6.28
----------------------------------------------------------------------------------------------------------------------------------
130  Putnam High Yield Fund II; C                                   7/26/99          Open/Bond              29.10             6.27
----------------------------------------------------------------------------------------------------------------------------------
131  Putnam High Yield Fund II; M                                  12/31/97          Open/Bond              32.47             6.27
----------------------------------------------------------------------------------------------------------------------------------
132  Putnam High Yield Fund II; Y                                   10/2/00          Open/Bond              23.38             6.26
----------------------------------------------------------------------------------------------------------------------------------
133  Putnam High Yield Trust; A                                     2/14/78          Open/Bond           1,769.74             8.75
----------------------------------------------------------------------------------------------------------------------------------
134  Putnam High Yield Trust; B                                      3/1/93          Open/Bond             323.65             8.72
----------------------------------------------------------------------------------------------------------------------------------
135  Putnam High Yield Trust; M                                      7/3/95          Open/Bond               9.75             8.75
----------------------------------------------------------------------------------------------------------------------------------
136  Putnam High Yield Trust; Y                                    12/30/98          Open/Bond              14.41             8.75
----------------------------------------------------------------------------------------------------------------------------------
137  Putnam Health Sciences Trust; A                                5/28/82        Open/Equity           3,802.86            73.11
----------------------------------------------------------------------------------------------------------------------------------
138  Putnam Health Sciences Trust; B                                 3/1/93        Open/Equity           2,752.02            69.03
----------------------------------------------------------------------------------------------------------------------------------
139  Putnam Health Sciences Trust; C                                7/26/99        Open/Equity             102.70            72.33
----------------------------------------------------------------------------------------------------------------------------------
140  Putnam Health Sciences Trust; M                                 7/3/95        Open/Equity             113.43            71.22
----------------------------------------------------------------------------------------------------------------------------------
141  Putnam Health Sciences Trust; Y                                 4/4/00        Open/Equity              29.71            73.27
----------------------------------------------------------------------------------------------------------------------------------
142  Putnam Income Fund; A                                          11/1/54          Open/Bond           1,003.07             6.45
----------------------------------------------------------------------------------------------------------------------------------
143  Putnam Income Fund; B                                           3/1/93          Open/Bond             376.06             6.42
----------------------------------------------------------------------------------------------------------------------------------
144  Putnam Income Fund; C                                          7/26/99          Open/Bond              13.31             6.44
----------------------------------------------------------------------------------------------------------------------------------
145  Putnam Income Fund; M                                         12/14/94          Open/Bond           1,011.03             6.41
----------------------------------------------------------------------------------------------------------------------------------
146  Putnam Income Fund; Y                                          6/16/94          Open/Bond             181.84             6.47
----------------------------------------------------------------------------------------------------------------------------------
147  Putnam Intermediate U.S. Government Income Fund; A             2/16/93          Open/Bond             229.85             4.99
----------------------------------------------------------------------------------------------------------------------------------
148  Putnam Intermediate U.S. Government Income Fund; B             2/16/93          Open/Bond             108.76             5.00
----------------------------------------------------------------------------------------------------------------------------------
149  Putnam Intermediate U.S. Government Income Fund; C             7/26/99          Open/Bond               6.03             4.99
----------------------------------------------------------------------------------------------------------------------------------
150  Putnam Intermediate U.S. Government Income Fund; M              4/3/95          Open/Bond               9.03             5.00
----------------------------------------------------------------------------------------------------------------------------------
151  Putnam Intermediate U.S. Government Income Fund; Y             10/1/97          Open/Bond             135.83             4.98
----------------------------------------------------------------------------------------------------------------------------------
152  Putnam International Core Fund                                12/29/00        Open/Equity               2.90             8.20
----------------------------------------------------------------------------------------------------------------------------------
153  Putnam International Fund                                     12/28/95        Open/Equity               6.03            10.87
----------------------------------------------------------------------------------------------------------------------------------
154  Putnam International Fund 2000                                  5/3/00        Open/Equity               6.99             8.02
----------------------------------------------------------------------------------------------------------------------------------
155  Putnam International Growth and Income Fund; A                  8/1/96        Open/Equity             556.77            10.78
----------------------------------------------------------------------------------------------------------------------------------
156  Putnam International Growth and Income Fund; B                  8/1/96        Open/Equity             438.57            10.63
----------------------------------------------------------------------------------------------------------------------------------
157  Putnam International Growth and Income Fund; C                  2/1/99        Open/Equity              27.32            10.73
----------------------------------------------------------------------------------------------------------------------------------
158  Putnam International Growth and Income Fund; M                  8/1/96        Open/Equity              37.28            10.74
----------------------------------------------------------------------------------------------------------------------------------
159  Putnam International Growth and Income Fund; Y                 10/2/00        Open/Equity               3.17            10.78
----------------------------------------------------------------------------------------------------------------------------------
160  Putnam International Growth Fund; A                            2/28/91        Open/Equity           7,247.40            24.25
----------------------------------------------------------------------------------------------------------------------------------
161  Putnam International Growth Fund; B                             6/1/94        Open/Equity           3,440.40            23.72
----------------------------------------------------------------------------------------------------------------------------------
162  Putnam International Growth Fund; C                            7/26/99        Open/Equity             644.41            24.08
----------------------------------------------------------------------------------------------------------------------------------
163  Putnam International Growth Fund; M                            12/1/94        Open/Equity             328.69            24.05
----------------------------------------------------------------------------------------------------------------------------------
164  Putnam International Growth Fund; Y                            7/12/96        Open/Equity           1,241.73            24.35
----------------------------------------------------------------------------------------------------------------------------------
165  Putnam International Large Cap Growth Fund                    12/29/00       Open /Equity               1.97             8.37
----------------------------------------------------------------------------------------------------------------------------------
166  Putnam International New Opportunities Fund; A                  1/3/95        Open/Equity           1,178.34            12.46
----------------------------------------------------------------------------------------------------------------------------------
167  Putnam International New Opportunities Fund; B                 7/21/95        Open/Equity           1,056.70            11.90
----------------------------------------------------------------------------------------------------------------------------------
168  Putnam International New Opportunities Fund; C                  2/1/99        Open/Equity              62.21            12.25
----------------------------------------------------------------------------------------------------------------------------------
169  Putnam International New Opportunities Fund; M                 7/21/95        Open/Equity              88.91            12.11
----------------------------------------------------------------------------------------------------------------------------------
170  Putnam International Voyager Fund; A                          12/28/95        Open/Equity           1,213.26            22.09
----------------------------------------------------------------------------------------------------------------------------------
171  Putnam International Voyager Fund; B                          10/30/96        Open/Equity             822.92            21.64
----------------------------------------------------------------------------------------------------------------------------------
172  Putnam International Voyager Fund; C                           7/26/99        Open/Equity             169.34            21.88
----------------------------------------------------------------------------------------------------------------------------------
173  Putnam International Voyager Fund; M                          10/30/96        Open/Equity              49.11            21.82
----------------------------------------------------------------------------------------------------------------------------------
174  Putnam International Voyager Fund; Y                            2/1/00        Open/Equity              31.84            22.15
----------------------------------------------------------------------------------------------------------------------------------
175  Putnam Investors Fund; A                                       12/1/25        Open/Equity           7,258.99            15.15
----------------------------------------------------------------------------------------------------------------------------------
176  Putnam Investors Fund; B                                        3/1/93        Open/Equity           3,924.15            14.28
----------------------------------------------------------------------------------------------------------------------------------
177  Putnam Investors Fund; C                                       7/26/99        Open/Equity             170.94            15.06
----------------------------------------------------------------------------------------------------------------------------------
178  Putnam Investors Fund; M                                       12/2/94        Open/Equity             236.87            14.71
----------------------------------------------------------------------------------------------------------------------------------
179  Putnam Investors Fund; Y                                        1/7/97        Open/Equity           1,233.31            15.26
----------------------------------------------------------------------------------------------------------------------------------
180  Putnam Latin America Fund                                      3/23/98        Open/Equity               2.91             8.14
----------------------------------------------------------------------------------------------------------------------------------
181  Putnam Massachusetts Tax Exempt Income Fund; A                10/23/89          Open/Bond             272.72             9.31
----------------------------------------------------------------------------------------------------------------------------------
182  Putnam Massachusetts Tax Exempt Income Fund; B                 7/15/93          Open/Bond             119.85             9.30
----------------------------------------------------------------------------------------------------------------------------------
183  Putnam Massachusetts Tax Exempt Income Fund; M                 5/12/95          Open/Bond               5.66             9.30
----------------------------------------------------------------------------------------------------------------------------------
184  Putnam Michigan Tax Exempt Income Fund; A                     10/23/89          Open/Bond             123.02             8.90
----------------------------------------------------------------------------------------------------------------------------------
185  Putnam Michigan Tax Exempt Income Fund; B                      7/15/93          Open/Bond              43.74             8.89
----------------------------------------------------------------------------------------------------------------------------------
186  Putnam Michigan Tax Exempt Income Fund; M                      4/17/95          Open/Bond               2.57             8.90
----------------------------------------------------------------------------------------------------------------------------------
187  Putnam Mid Cap Fund 2000                                      12/29/00        Open/Equity               1.96             8.30
----------------------------------------------------------------------------------------------------------------------------------
188  Putnam Mid-Cap Value Fund; A                                  10/29/99        Open/Equity               9.72            10.51
----------------------------------------------------------------------------------------------------------------------------------
189  Putnam Mid-Cap Value Fund; B                                   1/16/01        Open/Equity               1.45            10.51
----------------------------------------------------------------------------------------------------------------------------------
190  Putnam Mid-Cap Value Fund; C                                   1/16/01        Open/Equity               0.08            10.51
----------------------------------------------------------------------------------------------------------------------------------
191  Putnam Mid-Cap Value Fund; M                                   1/16/01        Open/Equity               0.10            10.51
----------------------------------------------------------------------------------------------------------------------------------
192  Putnam Minnesota Tax Exempt Income Fund; A                    10/23/89          Open/Bond              95.42             8.80
----------------------------------------------------------------------------------------------------------------------------------
193  Putnam Minnesota Tax Exempt Income Fund; B                     7/15/93          Open/Bond              46.96             8.77
----------------------------------------------------------------------------------------------------------------------------------
194  Putnam Minnesota Tax Exempt Income Fund; M                      4/3/95          Open/Bond               2.23             8.79
----------------------------------------------------------------------------------------------------------------------------------
195  Putnam Money Market Fund; A                                    10/1/76          Open/Bond           3,818.90             1.00
----------------------------------------------------------------------------------------------------------------------------------
196  Putnam Money Market Fund; B                                    4/27/92          Open/Bond             643.94             1.00
----------------------------------------------------------------------------------------------------------------------------------
197  Putnam Money Market Fund; C                                     2/1/99          Open/Bond              35.00             1.00
----------------------------------------------------------------------------------------------------------------------------------
198  Putnam Money Market Fund; M                                    12/8/94          Open/Bond              89.17             1.00
----------------------------------------------------------------------------------------------------------------------------------
199  Putnam Municipal Income Fund; A                                5/22/89          Open/Bond             715.48             8.83
----------------------------------------------------------------------------------------------------------------------------------
200  Putnam Municipal Income Fund; B                                 1/4/93          Open/Bond             396.36             8.82
----------------------------------------------------------------------------------------------------------------------------------
201  Putnam Municipal Income Fund; C                                 2/1/99          Open/Bond              10.85             8.83
----------------------------------------------------------------------------------------------------------------------------------
202  Putnam Municipal Income Fund; M                                12/1/94          Open/Bond              14.80             8.83
----------------------------------------------------------------------------------------------------------------------------------
203  Putnam New Century Growth Fund; A                              2/17/98        Open/Equity             584.84            18.50
----------------------------------------------------------------------------------------------------------------------------------
204  Putnam New Century Growth Fund; B                              1/21/00        Open/Equity             494.50            18.36
----------------------------------------------------------------------------------------------------------------------------------
205  Putnam New Century Growth Fund; C                              1/21/00        Open/Equity              97.05            18.36
----------------------------------------------------------------------------------------------------------------------------------
206  Putnam New Century Growth Fund; M                              1/21/00        Open/Equity              27.56            18.41
----------------------------------------------------------------------------------------------------------------------------------
207  Putnam New Century Growth Fund; Y                               7/3/00        Open/Equity           1,141.50            18.53
----------------------------------------------------------------------------------------------------------------------------------
208  Putnam New Opportunities Fund; A                               8/31/90        Open/Equity          16,582.53            63.51
----------------------------------------------------------------------------------------------------------------------------------
209  Putnam New Opportunities Fund; B                                3/1/93        Open/Equity           9,071.47            59.10
----------------------------------------------------------------------------------------------------------------------------------
210  Putnam New Opportunities Fund; C                               7/26/99        Open/Equity             164.84            62.70
----------------------------------------------------------------------------------------------------------------------------------
211  Putnam New Opportunities Fund; M                               12/1/94        Open/Equity             574.37            61.07
----------------------------------------------------------------------------------------------------------------------------------
212  Putnam New Opportunities Fund; Y                               7/19/94        Open/Equity           2,220.26            64.87
----------------------------------------------------------------------------------------------------------------------------------
213  Putnam New Value Fund; A                                        1/3/95        Open/Equity             443.53            14.47
----------------------------------------------------------------------------------------------------------------------------------
214  Putnam New Value Fund; B                                       2/26/96        Open/Equity             370.80            14.34
----------------------------------------------------------------------------------------------------------------------------------
215  Putnam New Value Fund; C                                       7/26/99        Open/Equity              14.79            14.33
----------------------------------------------------------------------------------------------------------------------------------
216  Putnam New Value Fund; M                                       2/26/96        Open/Equity              33.53            14.41
----------------------------------------------------------------------------------------------------------------------------------
217  Putnam New Jersey Tax Exempt Income Fund; A                    2/20/90          Open/Bond             182.78             8.99
----------------------------------------------------------------------------------------------------------------------------------
218  Putnam New Jersey Tax Exempt Income Fund; B                     1/4/93          Open/Bond              88.82             8.98
----------------------------------------------------------------------------------------------------------------------------------
219  Putnam New Jersey Tax Exempt Income Fund; M                     5/1/95          Open/Bond               0.70             8.98
----------------------------------------------------------------------------------------------------------------------------------
220  Putnam New York Tax Exempt Income Fund; A                       9/2/83          Open/Bond           1,313.13             8.79
----------------------------------------------------------------------------------------------------------------------------------
221  Putnam New York Tax Exempt Income Fund; B                       1/4/93          Open/Bond             166.77             8.77
----------------------------------------------------------------------------------------------------------------------------------
222  Putnam New York Tax Exempt Income Fund; C                      7/26/99          Open/Bond               0.79             8.79
----------------------------------------------------------------------------------------------------------------------------------
223  Putnam New York Tax Exempt Income Fund; M                      4/10/95          Open/Bond               1.58             8.79
----------------------------------------------------------------------------------------------------------------------------------
224  Putnam New York Tax Exempt Money Market Fund                  10/26/87          Open/Bond              37.94             1.00
----------------------------------------------------------------------------------------------------------------------------------
225  Putnam New York Tax Exempt Opportunities Fund; A               11/7/90          Open/Bond             131.83             8.81
----------------------------------------------------------------------------------------------------------------------------------
226  Putnam New York Tax Exempt Opportunities Fund; B                2/1/94          Open/Bond              55.17             8.80
----------------------------------------------------------------------------------------------------------------------------------
227  Putnam New York Tax Exempt Opportunities Fund; C               7/26/99          Open/Bond               0.55             8.82
----------------------------------------------------------------------------------------------------------------------------------
228  Putnam New York Tax Exempt Opportunities Fund; M               2/10/95          Open/Bond               2.12             8.79
----------------------------------------------------------------------------------------------------------------------------------
229  Putnam Ohio Tax Exempt Income Fund; A                         10/23/89          Open/Bond             152.66             8.82
----------------------------------------------------------------------------------------------------------------------------------
230  Putnam Ohio Tax Exempt Income Fund; B                          7/15/93          Open/Bond              51.57             8.81
----------------------------------------------------------------------------------------------------------------------------------
231  Putnam Ohio Tax Exempt Income Fund; M                           4/3/95          Open/Bond               1.42             8.81
----------------------------------------------------------------------------------------------------------------------------------
232  Putnam OTC & Emerging Growth Fund; A                           11/1/82        Open/Equity           3,866.03            14.91
----------------------------------------------------------------------------------------------------------------------------------
233  Putnam OTC & Emerging Growth Fund; B                           7/15/93        Open/Equity           1,648.93            13.64
----------------------------------------------------------------------------------------------------------------------------------
234  Putnam OTC & Emerging Growth Fund; C                           7/26/99        Open/Equity              86.38            14.70
----------------------------------------------------------------------------------------------------------------------------------
235  Putnam OTC & Emerging Growth Fund; M                           12/2/94        Open/Equity             448.84            14.22
----------------------------------------------------------------------------------------------------------------------------------
236  Putnam OTC & Emerging Growth Fund; Y                           7/12/96        Open/Equity             653.71            15.18
----------------------------------------------------------------------------------------------------------------------------------
237  Putnam Pennsylvania Tax Exempt Income Fund; A                  7/21/89          Open/Bond             159.58             8.82
----------------------------------------------------------------------------------------------------------------------------------
238  Putnam Pennsylvania Tax Exempt Income Fund; B                  7/15/93          Open/Bond              66.26             8.81
----------------------------------------------------------------------------------------------------------------------------------
239  Putnam Pennsylvania Tax Exempt Income Fund; M                   7/3/95          Open/Bond               2.75             8.83
----------------------------------------------------------------------------------------------------------------------------------
240  Putnam Preferred Income Fund; A                                 1/4/84          Open/Bond              75.53             7.78
----------------------------------------------------------------------------------------------------------------------------------
241  Putnam Preferred Income Fund; M                                4/20/95          Open/Bond               5.93             7.76
----------------------------------------------------------------------------------------------------------------------------------
242  Putnam Research Fund; A                                        10/2/95        Open/Equity           1,138.04            16.98
----------------------------------------------------------------------------------------------------------------------------------
243  Putnam Research Fund; B                                        6/12/98        Open/Equity           1,026.98            16.61
----------------------------------------------------------------------------------------------------------------------------------
244  Putnam Research Fund; C                                         2/1/99        Open/Equity             140.62            16.71
----------------------------------------------------------------------------------------------------------------------------------
245  Putnam Research Fund; M                                        6/12/98        Open/Equity              69.80            16.73
----------------------------------------------------------------------------------------------------------------------------------
246  Putnam Research Fund; Y                                         4/4/00        Open/Equity              95.99            17.02
----------------------------------------------------------------------------------------------------------------------------------
247  Putnam Small Cap Value Fund; A                                 4/12/99        Open/Equity             210.44            12.62
----------------------------------------------------------------------------------------------------------------------------------
248  Putnam Small Cap Value Fund; B                                  5/3/99        Open/Equity             161.05            12.46
----------------------------------------------------------------------------------------------------------------------------------
249  Putnam Small Cap Value Fund; C                                 7/26/99        Open/Equity              27.96            12.48
----------------------------------------------------------------------------------------------------------------------------------
250  Putnam Small Cap Value Fund; M                                 3/28/00        Open/Equity               3.83            12.57
----------------------------------------------------------------------------------------------------------------------------------
251  Putnam Strategic Income Fund; A                                2/26/96          Open/Bond              74.51             6.75
----------------------------------------------------------------------------------------------------------------------------------
252  Putnam Strategic Income Fund; B                                2/26/96          Open/Bond             108.73             6.75
----------------------------------------------------------------------------------------------------------------------------------
253  Putnam Strategic Income Fund; C                                 2/1/99          Open/Bond               6.02             6.77
----------------------------------------------------------------------------------------------------------------------------------
254  Putnam Strategic Income Fund; M                                2/26/96          Open/Bond               6.08             6.74
----------------------------------------------------------------------------------------------------------------------------------
255  Putnam Tax Smart Equity Fund; A                                 7/1/99        Open/Equity             264.63            10.33
----------------------------------------------------------------------------------------------------------------------------------
256  Putnam Tax Smart Equity Fund; B                                10/1/99        Open/Equity             254.47            10.22
----------------------------------------------------------------------------------------------------------------------------------
257  Putnam Tax Smart Equity Fund; C                                10/1/99        Open/Equity              96.15            10.23
----------------------------------------------------------------------------------------------------------------------------------
258  Putnam Tax Smart Equity Fund; M                                3/28/00        Open/Equity               6.48            10.29
----------------------------------------------------------------------------------------------------------------------------------
259  Putnam Technology Fund Class A                                 6/14/00        Open/Equity             125.38             6.32
----------------------------------------------------------------------------------------------------------------------------------
260  Putnam Technology Fund Class B                                 7/17/00        Open/Equity              91.92             6.28
----------------------------------------------------------------------------------------------------------------------------------
261  Putnam Technology Fund Class C                                 7/17/00        Open/Equity              16.40             6.29
----------------------------------------------------------------------------------------------------------------------------------
262  Putnam Technology Fund Class M                                 7/17/00        Open/Equity               4.70             6.30
----------------------------------------------------------------------------------------------------------------------------------
263  Putnam Tax Exempt Income Fund; A                              12/31/76          Open/Bond           1,630.71             8.79
----------------------------------------------------------------------------------------------------------------------------------
264  Putnam Tax Exempt Income Fund; B                                1/4/93          Open/Bond             179.59             8.79
----------------------------------------------------------------------------------------------------------------------------------
265  Putnam Tax Exempt Income Fund; C                               7/26/99          Open/Bond               2.63             8.79
----------------------------------------------------------------------------------------------------------------------------------
266  Putnam Tax Exempt Income Fund; M                               2/16/95          Open/Bond              10.10             8.81
----------------------------------------------------------------------------------------------------------------------------------
267  Putnam Tax Exempt Money Market Fund                           10/26/87          Open/Bond              94.62             1.00
----------------------------------------------------------------------------------------------------------------------------------
268  Putnam Tax-Free Income Trust                                   9/20/93          Open/Bond           1,144.69            13.35
----------------------------------------------------------------------------------------------------------------------------------
269  Putnam Tax-Free Income Trust                                    9/9/85          Open/Bond             362.57            13.37
----------------------------------------------------------------------------------------------------------------------------------
270  Putnam Tax-Free Income Trust                                    2/1/99          Open/Bond               4.95            13.35
----------------------------------------------------------------------------------------------------------------------------------
271  Putnam Tax-Free Income Trust                                  12/29/94          Open/Bond              11.34            13.35
----------------------------------------------------------------------------------------------------------------------------------
272  Putnam Tax-Free Income Trust                                   9/20/93          Open/Bond             298.00            15.13
----------------------------------------------------------------------------------------------------------------------------------
273  Putnam Tax-Free Income Trust                                    9/9/85          Open/Bond             216.74            15.15
----------------------------------------------------------------------------------------------------------------------------------
274  Putnam Tax-Free Income Trust                                   7/26/99          Open/Bond               1.26            15.14
----------------------------------------------------------------------------------------------------------------------------------
275  Putnam Tax-Free Income Trust                                    6/1/95          Open/Bond               2.63            15.17
----------------------------------------------------------------------------------------------------------------------------------
276  Putnam U.S. Core Fund                                           5/4/98        Open/Equity               7.75            10.56
----------------------------------------------------------------------------------------------------------------------------------
277  Putnam U.S. Government Income Trust; A                          2/8/84          Open/Bond           2,058.85            12.88
----------------------------------------------------------------------------------------------------------------------------------
278  Putnam U.S. Government Income Trust; B                         4/27/92          Open/Bond             483.33            12.82
----------------------------------------------------------------------------------------------------------------------------------
279  Putnam U.S. Government Income Trust; C                         7/26/99          Open/Bond              13.06            12.86
----------------------------------------------------------------------------------------------------------------------------------
280  Putnam U.S. Government Income Trust; M                          2/6/95          Open/Bond             114.22            12.86
----------------------------------------------------------------------------------------------------------------------------------
281  Putnam U.S. Government Income Trust; Y                         4/11/94          Open/Bond              34.33            12.87
----------------------------------------------------------------------------------------------------------------------------------
282  Putnam Utilities Growth and Income Fund; A                    11/19/90      Open/Balanced           1,101.33            12.12
----------------------------------------------------------------------------------------------------------------------------------
283  Putnam Utilities Growth and Income Fund; B                     4/27/92      Open/Balanced             315.77            12.04
----------------------------------------------------------------------------------------------------------------------------------
284  Putnam Utilities Growth and Income Fund; C                     7/26/99      Open/Balanced               5.78            12.06
----------------------------------------------------------------------------------------------------------------------------------
285  Putnam Utilities Growth and Income Fund; M                      3/1/95      Open/Balanced              12.78            12.09
----------------------------------------------------------------------------------------------------------------------------------
286  Putnam Vista Fund; A                                            6/3/68          Open/Bond           6,434.25            13.16
----------------------------------------------------------------------------------------------------------------------------------
287  Putnam Vista Fund; B                                            3/1/93          Open/Bond           2,746.86            11.89
----------------------------------------------------------------------------------------------------------------------------------
288  Putnam Vista Fund; C                                           7/26/99          Open/Bond             148.81            12.96
----------------------------------------------------------------------------------------------------------------------------------
289  Putnam Vista Fund; M                                           12/8/94          Open/Bond             220.21            12.51
----------------------------------------------------------------------------------------------------------------------------------
290  Putnam Vista Fund; Y                                           3/28/95        Open/Equity           1,170.65            13.51
----------------------------------------------------------------------------------------------------------------------------------
291  Putnam Voyager Fund II; A                                      4/14/93        Open/Equity           1,608.13            26.10
----------------------------------------------------------------------------------------------------------------------------------
292  Putnam Voyager Fund II; B                                      10/2/95        Open/Equity           1,441.98            24.94
----------------------------------------------------------------------------------------------------------------------------------
293  Putnam Voyager Fund II; C                                       2/1/99        Open/Equity             127.85            25.72
----------------------------------------------------------------------------------------------------------------------------------
294  Putnam Voyager Fund II; M                                      10/2/95        Open/Equity             130.07            25.36
----------------------------------------------------------------------------------------------------------------------------------
295  Putnam Voyager Fund; A                                          4/1/96        Open/Equity          21,628.61            23.46
----------------------------------------------------------------------------------------------------------------------------------
296  Putnam Voyager Fund; B                                         4/27/92        Open/Equity           9,661.28            21.20
----------------------------------------------------------------------------------------------------------------------------------
297  Putnam Voyager Fund; C                                         7/26/99        Open/Equity             274.64            23.19
----------------------------------------------------------------------------------------------------------------------------------
298  Putnam Voyager Fund; M                                         12/1/94        Open/Equity             621.35            22.53
----------------------------------------------------------------------------------------------------------------------------------
299  Putnam Voyager Fund; Y                                         3/31/94        Open/Equity           3,989.35            24.07
----------------------------------------------------------------------------------------------------------------------------------
300  Putnam VT American Government Income Fund; IA                  1/31/00          Open/Bond              24.88            10.96
----------------------------------------------------------------------------------------------------------------------------------
301  Putnam VT American Government Income Fund; IB                  1/31/00          Open/Bond              26.02            10.95
----------------------------------------------------------------------------------------------------------------------------------
302  Putnam VT Asia Pacific Growth Fund; IA                          5/1/95        Open/Equity             115.70             9.61
----------------------------------------------------------------------------------------------------------------------------------
303  Putnam VT Asia Pacific Growth Fund; IB                         4/30/98        Open/Equity               9.53             9.58
----------------------------------------------------------------------------------------------------------------------------------
304  Putnam VT Diversified Income Fund; IA                          9/15/93          Open/Bond             550.99             9.47
----------------------------------------------------------------------------------------------------------------------------------
305  Putnam VT Diversified Income Fund; IB                           4/6/98          Open/Bond              74.69             9.42
----------------------------------------------------------------------------------------------------------------------------------
306  Putnam VT  Global Asset Allocation Fund; IA                     2/1/88      Open/Balanced             807.82            16.77
----------------------------------------------------------------------------------------------------------------------------------
307  Putnam VT  Global Asset Allocation Fund; IB                    4/30/98      Open/Balanced              19.84            16.77
----------------------------------------------------------------------------------------------------------------------------------
308  Putnam VT Capital Appreciation Fund; IA                        9/29/00        Open/Equity               3.20             9.12
----------------------------------------------------------------------------------------------------------------------------------
309  Putnam VT Capital Appreciation Fund; IB                        9/29/00        Open/Equity               1.45             9.12
----------------------------------------------------------------------------------------------------------------------------------
310  Putnam VT George Putnam Fund; IA                               4/30/98        Open/Equity             314.84            11.05
----------------------------------------------------------------------------------------------------------------------------------
311  Putnam VT George Putnam Fund; IB                               4/30/98        Open/Equity              98.72            11.03
----------------------------------------------------------------------------------------------------------------------------------
312  Putnam VT Global Growth Fund; IA                                5/1/90        Open/Equity           1,978.07            17.98
----------------------------------------------------------------------------------------------------------------------------------
313  Putnam VT Global Growth Fund; IB                               4/30/98        Open/Equity             107.35            17.90
----------------------------------------------------------------------------------------------------------------------------------
314  Putnam VT Growth and Income Fund; IA                            2/1/88      Open/Balanced           8,787.48            26.32
----------------------------------------------------------------------------------------------------------------------------------
315  Putnam VT Growth and Income Fund; IB                            4/6/98      Open/Balanced             547.41            26.23
----------------------------------------------------------------------------------------------------------------------------------
316  Putnam VT Growth Opportunities Fund; IA                        1/31/00        Open/Equity              85.46             7.98
----------------------------------------------------------------------------------------------------------------------------------
317  Putnam VT Growth Opportunities Fund; IB                        1/31/00        Open/Equity              46.42             7.97
----------------------------------------------------------------------------------------------------------------------------------
318  Putnam VT High Yield Fund; IA                                   2/1/88          Open/Bond             751.62             9.46
----------------------------------------------------------------------------------------------------------------------------------
319  Putnam VT High Yield Fund; IB                                  4/30/98          Open/Bond              46.76             9.45
----------------------------------------------------------------------------------------------------------------------------------
320  Putnam VT Health and Sciences  Fund; IA                        4/30/98        Open/Equity             430.17            13.16
----------------------------------------------------------------------------------------------------------------------------------
321  Putnam VT Health and Sciences  Fund; IB                        4/30/98        Open/Equity              97.21            13.12
----------------------------------------------------------------------------------------------------------------------------------
322  Putnam VT Income Fund; IA                                       2/1/88          Open/Bond             816.49            12.83
----------------------------------------------------------------------------------------------------------------------------------
323  Putnam VT Income Fund; IB                                      4/30/98          Open/Bond              60.45            12.80
----------------------------------------------------------------------------------------------------------------------------------
324  Putnam VT International Growth and Income; IA                   1/2/97      Open/Balanced             383.03            12.98
----------------------------------------------------------------------------------------------------------------------------------
325  Putnam VT International Growth and Income; IB                   4/6/98      Open/Balanced              37.76            12.95
----------------------------------------------------------------------------------------------------------------------------------
326  Putnam VT International New Opportunities Fund; IA              1/2/97        Open/Equity             257.43            13.40
----------------------------------------------------------------------------------------------------------------------------------
327  Putnam VT International New Opportunities Fund; IB             4/30/98        Open/Equity             209.19            13.36
----------------------------------------------------------------------------------------------------------------------------------
328  Putnam VT International Growth Fund; IA                         1/2/97        Open/Equity             699.33            17.40
----------------------------------------------------------------------------------------------------------------------------------
329  Putnam VT International Growth Fund; IB                        4/30/98        Open/Equity             205.51            17.35
----------------------------------------------------------------------------------------------------------------------------------
330  Putnam VT Investors  Fund; IA                                  4/30/98        Open/Equity             887.08            12.19
----------------------------------------------------------------------------------------------------------------------------------
331  Putnam VT Investors  Fund; IB                                  4/30/98        Open/Equity             285.72            12.15
----------------------------------------------------------------------------------------------------------------------------------
332  Putnam VT Money Market Fund; IA                                 2/1/88          Open/Bond             589.87             1.00
----------------------------------------------------------------------------------------------------------------------------------
333  Putnam VT Money Market Fund; IB                                4/30/98          Open/Bond              84.58             1.00
----------------------------------------------------------------------------------------------------------------------------------
334  Putnam VT New Opportunities Fund; IA                            5/2/94        Open/Equity           5,404.77            32.44
----------------------------------------------------------------------------------------------------------------------------------
335  Putnam VT New Opportunities Fund; IB                           4/30/98        Open/Equity             264.72            32.31
----------------------------------------------------------------------------------------------------------------------------------
336  Putnam VT New Value Fund; IA                                    1/2/97        Open/Equity             315.81            13.71
----------------------------------------------------------------------------------------------------------------------------------
337  Putnam VT New Value Fund; IB                                   4/30/98        Open/Equity              34.04            13.68
----------------------------------------------------------------------------------------------------------------------------------
338  Putnam VT OTC & Emerging Growth Fund; IA                       4/30/98        Open/Equity             157.67            12.38
----------------------------------------------------------------------------------------------------------------------------------
339  Putnam VT OTC & Emerging Growth Fund; IB                       4/30/98        Open/Equity             160.64            12.07
----------------------------------------------------------------------------------------------------------------------------------
340  Putnam VT Research; IA                                         9/30/98        Open/Equity             236.45            14.86
----------------------------------------------------------------------------------------------------------------------------------
341  Putnam VT Research; IB                                         9/30/98        Open/Equity              97.84            14.82
----------------------------------------------------------------------------------------------------------------------------------
342  Putnam VT Small Cap Value Fund; IA                             4/30/99        Open/Equity              74.39            13.43
----------------------------------------------------------------------------------------------------------------------------------
343  Putnam VT Small Cap Value Fund; IB                             4/30/99        Open/Equity              35.37            13.41
----------------------------------------------------------------------------------------------------------------------------------
344  Putnam VT Technology - Class IA                                6/14/00        Open/Equity              21.74             7.41
----------------------------------------------------------------------------------------------------------------------------------
345  Putnam VT Technology - Class IB                                6/14/00        Open/Equity              14.66             7.41
----------------------------------------------------------------------------------------------------------------------------------
346  Putnam VT Utilities Growth and Income Fund; IA                  5/1/92      Open/Balanced             903.58            17.30
----------------------------------------------------------------------------------------------------------------------------------
347  Putnam VT Utilities Growth and Income Fund; IB                 4/30/98      Open/Balanced              49.11            17.25
----------------------------------------------------------------------------------------------------------------------------------
348  Putnam VT Vista Fund; IA                                        1/2/97        Open/Equity             781.52            19.85
----------------------------------------------------------------------------------------------------------------------------------
349  Putnam VT Vista Fund; IB                                       4/30/98        Open/Equity             321.67            19.80
----------------------------------------------------------------------------------------------------------------------------------
350  Putnam VT Voyager Fund; IA                                      2/1/88        Open/Equity           7,322.75            49.22
----------------------------------------------------------------------------------------------------------------------------------
351  Putnam VT Voyager Fund; IB                                     4/30/98        Open/Equity             508.49            49.04
----------------------------------------------------------------------------------------------------------------------------------
352  Putnam VT Voyager II Fund; IA                                  9/29/00        Open/Equity               4.23             7.55
----------------------------------------------------------------------------------------------------------------------------------
353  Putnam VT Voyager II Fund; IB                                  9/29/00        Open/Equity               2.54             7.55
----------------------------------------------------------------------------------------------------------------------------------



(J) Miscellaneous

1. Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of the Investment Management Company.

2. Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

3. Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

4. Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters.

a. Limited Liability Company Agreement may be amended, under Delaware
   Law of The Limited Liability Company Agreement, by appropriate Members' vote.

b. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

c. The Investment Management Company has no direct subsidiaries.

5. Litigation, etc.

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital

U.S.$34,155,069 (JPY4 billion) as of January 31, 2001

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(3) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B) Putnam Retail Management, Inc. (the Principal Underwriter)

(1) Amount of Capital

U.S.$102,573,478 (JPY11.9 billion) as of January 31, 2001

(2) Description of Business

Putnam Retail Management, Inc. is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(3) Outline of Business Relationship with the Fund

Putnam Retail Management, Inc. engages in providing marketing services to the Fund.

(C) Kokusai Securities Co., Ltd. (Distributor in Japan and Agent
Company)

(1) Amount of Capital

JPY65.2 billion as of the end of January 2001

(2) Description of Business

Kokusai Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and redemption of the Fund Shares as the Designated Securities Company for the investment trust funds of Kokusai Securities Investment Trust Management Co., Ltd., and as the Underwriting Company and the Agent Company for Fresh Korea Fund, Loomis Sayles Managed Bond Fund, ACM International Health Care Fund, Putnam High Yield Advantage Fund, ACM American Growth Fund, ACM Global Growth Trend Portfolio, Evergreen Small Company Growth Fund, Asia Network Growth Fund, Evergreen Global Opportunities Fund, Super Phoenix Fund, Super Phoenix Fund II, Solomon Euro Bond Fund A/B, Putnam U.S. Government Income Trust, Everyone, Galois and Apolon Europe Equity Fund A/B, and as the Underwriting Company for AGF Growth Equity Fund Limited, G.T. Investment Fund and Morgan Stanley Money Market Family.

(3) The Company acts as a Distributor in Japan and Agent Company for the

Fund in connection with the offering of shares in Japan.

(D) Capital Relationships

100% of interest in Putnam Investment Management, LLC are held by Putnam Investments, LLC.

(E) Interlocking Directors and Auditors

Names and functions of officers of the Fund who also are officers of the related companies are as follows:


(as of January 31, 2001)
---------------------------------------------------------------------------------------------------------
    Name of                                               Investment          Transfer Agent and
    Officer                                                Management         Shareholder Service
  or Trustee                 Fund                           Company                Agent
---------------------------------------------------------------------------------------------------------
Charles E. Porter      Executive Vice President,       Managing Director            None
                       Treasurer, Principal
                       Financial Officer
---------------------------------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice President           Senior Vice President        None
---------------------------------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee                         President and CEO            None
                       and Vice President
---------------------------------------------------------------------------------------------------------
Gordon H. Silver       Vice President                  Senior Managing Director     Director
---------------------------------------------------------------------------------------------------------
Ian C. Ferguson        Vice President                  Senior Managing Director     None
---------------------------------------------------------------------------------------------------------
John R. Verani         Vice President                  Senior Vice President        Senior Vice President
---------------------------------------------------------------------------------------------------------
Edward H. D'Alelio     Vice President                  Managing Director            None
---------------------------------------------------------------------------------------------------------
Kevin M. Cronin        Vice President                  Managing Director            None
---------------------------------------------------------------------------------------------------------
Brett C. Browchuk      Vice President                  Managing Director            None
---------------------------------------------------------------------------------------------------------
Stephen M. Oristaglio  Vice President                  Managing Director            None
---------------------------------------------------------------------------------------------------------
Richard G. Liebovitch  Vice President                  Managing Director            None
---------------------------------------------------------------------------------------------------------
Michael T. Healy       Assistant Treasurer             None                         None
---------------------------------------------------------------------------------------------------------
Mary A. Eaton          Associate Treasurer             None                         None
                       & Associate Clerk
---------------------------------------------------------------------------------------------------------
Judith Cohen           Clerk & Assistant Treasurer     None                         None
---------------------------------------------------------------------------------------------------------
Wanda McManus          Assistant Clerk                 None                         None
---------------------------------------------------------------------------------------------------------
Joanne M. Neary        Assistant Clerk                 None                         None
---------------------------------------------------------------------------------------------------------


IV. FINANCIAL CONDITION OF THE FUND

1. FINANCIAL STATEMENTS

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions.
This information for the year ended September 30, 2000 has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended September 30, 2000 has been derived from the Fund's financial statements which have been audited by the Fund's previous independent accountants.




Financial highlights (For a share outstanding throughout the period)

Per-share operating
performance
                                                   Year ended September 30
                                              2000      1999      1998      1997      1996

Net asset value, beginning of period        $12.55    $13.25    $13.00    $12.63    $12.96

Investment operations
Net investment income                          .76(c)    .72(c)    .80(c)    .80       .82(c)

Net realized and unrealized gain
(loss) on Investments                         (.03)     (.66)      .25       .35      (.32)

Total from investment operations               .73       .06      1.05      1.15       .50

Less distributions:
From net investment income                    (.76)     (.72)     (.77)     (.78)     (.78)

In excess of net investment
income                                          --        --      (.03)       --        --

From return of capital                          -- (d)  (.04)       --        --      (.05)

Total distributions                           (.76)     (.76)     (.80)     (.78)     (.83)

Net asset value,
End of period                               $12.52    $12.55    $13.25    $13.00    $12.63

Ratios and supplemental data
Total return at
net asset value (%) (a)                       6.09      0.56      8.38      9.39      3.99

Net assets, end of period
(in thousand)                              $95,090  $133,362  $163,076    $7,850    $6,116

Ratio of expenses to average
net assets (%) (b)                            1.12      1.10      1.12      1.14      1.14

Ratio of net investment income
to average net assets (%)                     6.15      5.68      5.91      6.32      6.37

Portfolio Turnover (%)                      133.29    123.04    294.74    125.80    138.97


(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions from return of capital amounted to less than $0.01 per share.






The following financial documents are omitted here.

Report of independent accountants for the fiscal year ended September
30, 2000
Report of independent accountants for the year ended September 30, 1999

Statement of assets and liabilities September 30, 2000
Statement of operations Year ended September 30, 2000
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements September 30, 2000
Portfolio of investments owned September 30, 2000

Statement of assets and liabilities September 30, 1999
Statement of operations Year ended September 30, 1999
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements September 30, 1999



2. CONDITION OF THE FUND

(a) Statement of Net Assets

--------------------------------------------------------------------
                                      (As of the end of January 2001)
--------------------------------------------------------------------
                                  USD           JPY (in thousands)
--------------------------------------------------------------------
a. Total Assets              3,050,052,656         353,958,611
--------------------------------------------------------------------
b. Total Liabilities           346,261,225          40,183,615
--------------------------------------------------------------------
c. Total Net Assets (a-b)    2,703,791,431         313,774,996
--------------------------------------------------------------------
d. Total Number of Shares  Class A.  159,824,630   Shares
--------------------------------------------------------------------
   Outstanding             Class B.  37,699,688    Shares
                           Class C.  1,015,001     Shares
                           Class M.  8,882,721     Shares
                           Class Y.  2,666,893     Shares
--------------------------------------------------------------------
e. Net Asset Value         Class A.  12.88              \1,495
   per Share (c/d)         Class B.  12.82              \1,488
                           Class C.  12.86              \1,492
                           Class M.  12.86              \1,492
                           Class Y.  12.87              \1,494
--------------------------------------------------------------------



Top 30

(b) Names of Major Portfolio Holdings other than Equity Shares (Top 30 Holdings)
                                                                                             (As of the end of January 2001)
--------------------------------------------------------------------------------------------------------------------------
                                                                    USD                      USD
                                                                 ---------------------------------------------   Investment
  Name of Securities       Kind of       Maturity    Interest     Par Value       Acquisition        Current         Ratio
                            Issue          Date        Rate (%)    (1,000)            Cost            Value           (%)
--------------------------------------------------------------------------------------------------------------------------
1. GNMA                U.S. Government   2007-2029         7      723,643 USD     724,047,660      736,011,372       27.22
--------------------------------------------------------------------------------------------------------------------------
2. GNMA                U.S. Government   2005-2030         8      602,889 USD     609,284,118      624,754,050       23.11
--------------------------------------------------------------------------------------------------------------------------
3. GNMA                U.S. Government   2017-2030       7.5      488,456 USD     477,813,142      502,624,340       18.59
--------------------------------------------------------------------------------------------------------------------------
4. GNMA                U.S. Government   2024-2028       6.5      175,098 USD     174,081,013      175,442,751        6.49
--------------------------------------------------------------------------------------------------------------------------
5. U.S. Treasury Note  U.S. Treasury          2005      6.75      115,000 USD     122,906,250      123,212,150        4.56
--------------------------------------------------------------------------------------------------------------------------
6. U.S. Treasury Note  U.S. Treasury          2010       6.5      100,000 USD     108,710,938      109,406,000        4.05
--------------------------------------------------------------------------------------------------------------------------
7. U.S. Treasury Bond  U.S. Treasury          2030      6.25       95,000 USD     105,282,594      104,692,850        3.87
--------------------------------------------------------------------------------------------------------------------------
8. GNMA                U.S. Government   2001-2024       8.5       68,269 USD      71,631,674       72,146,035        2.67
--------------------------------------------------------------------------------------------------------------------------
9. GNMA TBA            U.S. Government        2031         8       50,000 USD      51,515,625       51,703,000        1.91
--------------------------------------------------------------------------------------------------------------------------
10.U.S. Treasury Note  U.S. Treasury          2010      5.75       49,170 USD      50,978,364       51,344,297        1.90
--------------------------------------------------------------------------------------------------------------------------
11.GNMA                U.S. Government   2004-2025         9       16,234 USD      16,627,033       17,190,651        0.64
--------------------------------------------------------------------------------------------------------------------------
12.GNMA TBA            U.S. Government        2030         8       13,996 USD      14,054,739       14,482,465        0.54
--------------------------------------------------------------------------------------------------------------------------
13.GNMA                U.S. Government   2010-2021      10.5        9,464 USD      10,567,551       10,567,884        0.39
--------------------------------------------------------------------------------------------------------------------------
14.GNMA                U.S. Government   2009-2029       9.5        9,592 USD      10,359,605       10,334,509        0.38
--------------------------------------------------------------------------------------------------------------------------
15.U.S. Treasury Note  U.S. Treasury          2002     5.625       10,100 USD      10,175,344       10,259,378        0.38
--------------------------------------------------------------------------------------------------------------------------
16.GNMA Project Loan   U.S. Government        2027       8.5        5,570 USD       5,570,433        5,815,365        0.22
--------------------------------------------------------------------------------------------------------------------------
17.GNMA                U.S. Government   2010-2018      11.5        1,137 USD       1,283,243        1,279,980        0.05
--------------------------------------------------------------------------------------------------------------------------
18.GNMA                U.S. Government   2013-2019        11        1,112 USD       1,228,898        1,225,473        0.05
--------------------------------------------------------------------------------------------------------------------------
19.GNMA                U.S. Government   2009-2021        10          781 USD         812,753          845,550        0.03
--------------------------------------------------------------------------------------------------------------------------
20.GNMA                U.S. Government   2011-2015      13.5          603 USD         681,387          698,523        0.03
--------------------------------------------------------------------------------------------------------------------------
21.GNMA                U.S. Government   2013-2015        13          481 USD         522,845          552,779        0.02
--------------------------------------------------------------------------------------------------------------------------
22.GNMA                U.S. Government   2013-2016     11.25          495 USD         536,308          542,301        0.02
--------------------------------------------------------------------------------------------------------------------------
23.GNMA                U.S. Government   2016-2019      9.25          395 USD         390,265          414,567        0.02
--------------------------------------------------------------------------------------------------------------------------
24.GNMA                U.S. Government   2013-2015     12.25          317 USD         341,547          356,034        0.01
--------------------------------------------------------------------------------------------------------------------------
25.GNMA                U.S. Government   2010-2015      12.5          261 USD         274,037          296,712        0.01
--------------------------------------------------------------------------------------------------------------------------
26.GNMA                U.S. Government        2029         6          292 USD         271,819          286,795        0.01
--------------------------------------------------------------------------------------------------------------------------
27.GNMA                U.S. Government   2014-2016        12          230 USD         258,416          259,384        0.01
--------------------------------------------------------------------------------------------------------------------------
28.GNMA                U.S. Government   2016-2020     10.25          205 USD         219,801          219,332        0.01
--------------------------------------------------------------------------------------------------------------------------
29.GNMA                U.S. Government   2013-2014     12.75          145 USD         153,729          164,902        0.01
--------------------------------------------------------------------------------------------------------------------------
30.GNMA                U.S. Government   2011-2013        15          131 USD         141,694          156,140        0.01
--------------------------------------------------------------------------------------------------------------------------
Totals                                                          2,539,066       2,570,722,825    2,627,285,569
--------------------------------------------------------------------------------------------------------------------------



V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2000 and 1999 are attached to the Japanese version of the Annual Securities Report.

VI. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
    TRUST SECURITIES

1. Transfer of the Shares

The transfer agent for the registered share certificates is Putnam
Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2. The Closing Period of the Shareholders' Book

No provision is made.

3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4. No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

March 16, 2000:        Securities Registration Statement
                       Annual Securities Report (The Fifth Fiscal Year)
                       Amendment to Securities Registration Statement
March 28, 2000:        Amendment to Securities Registration Statement
June 30, 2000:         Semi-annual Report (The Sixth Term)
                       Amendment to Securities Registration Statement
July 4, 2000:          Amendment to Securities Registration Statement












SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

ANNUAL SECURITIES REPORT
(The Sixth Fiscal Year)
From:  October 1, 1999
To:  September 30, 2000

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
 (for NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

                                           Filing Date: March 16, 2001

Name of the Registrant Trust:              PUTNAM U.S. GOVERNMENT INCOME
                                           TRUST

Name and Official Title of                 Charles E. Porter
Representative Of Trustees:                Executive Vice President

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U. S. A.

Name and Title of Registration Agent:      Harume Nakano
                                           Attorney-at-Law
                                           Signature [Harume Nakano]
                                           -------------------------
                                                   (Seal)

                                           Ken Miura
                                           Attorney-at-Law
                                           Signature [Ken Miura]
                                           -------------------------
                                                   (Seal)

Address or Place of Business               Kasumigaseki Building, 25th
                                           Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Name of Liaison Contact:                   Harume Nakano
                                           Ken Miura
                                           Attorneys-at-Law

Place of Liaison Contact:                  Hamada & Matsumoto
                                           Kasumigaseki Building, 25th
                                           Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Phone Number:                              03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 100.5 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 100.5 million Class M Shares. (The maximum amount expected to be sold is 1,292.43 million U.S. dollars (JPY 150 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY116.05 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2001 (U.S.$12.86) by 100.5 million Class M Shares for convenience.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Registration Statement is 19 pages.)

C O N T E N T S
                                                Japanese            This
                                                Original           English
                                                                 Translation

PART I. INFORMATION CONCERNING SECURITIES           1                 1

PART II. INFORMATION CONCERNING ISSUER              4                 6

I. DESCRIPTION OF THE FUND                          4                 6

II. OUTLINE OF THE FUND                             4                 6

III. OUTLINE OF THE OTHER RELATED COMPANIES         4                 6

IV. FINANCIAL CONDITIONS OF THE FUND                4                 6

V. SUMMARY OF INFORMATION CONCERNING
   FOREIGN INVESTMENT TRUST SECURITIES              4                 6

VI. MISCELLANEOUS                                   4                 6

PART III. SPECIAL INFORMATION                       5                 8

I. OUTLINE OF THE SYSTEM OF INVESTMENT
   TRUSTS IN MASSACHUSETTS                          5                 8

II. FINANCIAL CONDITIONS OF THE INVESTMENT
    MANAGEMENT COMPANY                             10                16

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                               10                16

PART I. INFORMATION CONCERNING SECURITIES

1. NAME OF FUND:

PUTNAM U.S. GOVERNMENT INCOME TRUST (hereinafter referred to as the
"Fund")

2.  NATURE OF FOREIGN INVESTMENT FUND SECURITIES CERTIFICATES:

Five classes of shares (Class A shares, Class B shares, Class C shares, Class M shares and Class Y shares). Registered shares without par value. In Japan, Class M Shares (hereinafter referred to as the
"Shares") are for public offering.  No rating has been acquired.

3.  NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN):

Up to 100.5 million Shares

4.  TOTAL AMOUNT OF OFFERING PRICE:

Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Share in respect of 100.5 million Shares. (The maximum amount expected to be sold is 1,292.43 million U.S. dollars (JPY 150 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2001 ($12.86) by the number of Shares to be offered (100.5 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00= JPY 116.05 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2001). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, there are cases in which Japanese yen figures for the same information differ from each other.

5. ISSUE PRICE:

The Net Asset Value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6.  SALES CHARGE:

The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. The sales charge in Japan shall be 3% the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount in excess of the net asset value and the Sales Price shall be retained by Putnam Retail Management, Inc., principal underwriter of the Fund.

7.  MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 shares, and shares may be purchased in integral multiples of 100 shares.

8.  PERIOD OF SUBSCRIPTION:

From April 3, 2001 (Tuesday) to April 2, 2002 (Tuesday)
Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9.  DEPOSIT FOR SUBSCRIPTION:

None.

10.  PLACE OF SUBSCRIPTION:

Kokusai Securities Co., Ltd. (hereinafter referred to as "Kokusai" or the "Distributor") Tokyo Sumitomo Twin Building, East 27-1, Shinkawa 2-chome Chuo-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

11.  DATE AND PLACE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor or the sales handling companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirms the execution of the order (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:

(A) Kokusai undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management, Inc. in connection with the sale of the Shares in Japan.

(B) Kokusai will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C)  The Fund has appointed Kokusai as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13.  MISCELLANEOUS:

(A)  Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kokusai on the Payment Date.

(B) Performance Information

The following information provides some indication of the Fund's risks. The chart shows year-to-year changes in the performance of one of the Fund's classes of shares, class M shares. The table following the chart compares a Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES]

Calendar year total returns for Class M Shares

1991             11.53%
1992              6.42%
1993              5.35%
1994             -2.77%
1995             16.06%
1996              3.62%
1997              8.24%
1998              6.60%
1999             -0.15%
2000             10.13%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.96% (quarter ending 6/30/95) and the lowest return for a quarter was -2.77% (quarter ending 3/31/94).

Performance of Class M shares shown in the bar chart and in the table that follows for periods prior to their inception on 2/6/95, is derived from the historical performance of the Fund's Class A shares (not offered in Japan), adjusted to reflect the higher operations expenses of Class M shares and, in the table only, the appropriate sales charge.

Average Annual Total Returns (for periods ending 12/31/00)
----------------------------------------------------------------------------
                             Past 1 year      Past 5 years     Past 10 years
----------------------------------------------------------------------------
Class M                         6.58%            4.94%             6.02%
Lehman Brothers
Mortgage-Backed
Securities Index               11.17%            6.91%             7.82%
Lehman Brothers GNMA Index     11.12%            6.96%             7.92%
----------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. The Fund's performance is compared to the Lehman Brothers GNMA Index, an unmanaged index of GNMA bonds. The Fund's performance is also compared to the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index of 15-and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Associations. Comparison of the Fund's performance to the Lehman Brothers GNMA Index will be discontinued in favor of the Lehman Brothers Mortgage-Backed Securities Index we believe to more representative of the Fund's investment strategies.

(C)  Fees and Expenses

This table summarizes the fees and expenses you may pay if you invest in the Fund. Expenses are based on the Fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                 3.25%
(as a percentage of the offering price)
------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
of the original purchase price or redemption
proceeds, whichever is lower)                                     None
------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
------------------------------------------------------------------------

                                                             Total Fund
               Management    Distribution       Other        Operating
                  Fees       (12b-1) Fees      Expenses      Expenses
------------------------------------------------------------------------
Class M           0.44          0.50%           0.18%          1.12%
------------------------------------------------------------------------

(D)  Example

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the Fund for the time periods shown and then, redeems all your shares at the end of those periods. It also assumes a 5% return on an your investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; an investor's actual costs and returns may be higher or lower.

---------------------------------------------------------------------------
                 1 year          3 years        5 years         10 years
---------------------------------------------------------------------------
Class M          $435              $669           $922           $1,644
---------------------------------------------------------------------------

(E)  Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

PART II. INFORMATION CONCERNING ISSUER

I. DESCRIPTION OF THE FUND

The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Annual Securities Report (The Sixth Fiscal Year) attached hereafter.

II. OUTLINE OF THE FUND

The description in this item is same as the description in II. OUTLINE OF THE FUND of the Annual Securities Report (The Sixth Fiscal Year) attached hereafter.

III. OUTLINE OF THE OTHER RELATED COMPANIES

The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report (The Sixth Fiscal Year) attached hereafter.

IV. FINANCIAL CONDITIONS OF THE FUND

The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report (The Sixth Fiscal
Year) attached hereafter.

V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report (The Sixth Fiscal Year) attached hereafter.

VI. MISCELLANEOUS

(1) The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau.

March 16, 2000:  Securities Registration Statement
                 Annual Securities Report (The Fifth Fiscal Year)
                 Amendment to Securities Registration Statement
March 28, 2000:  Amendment to Securities Registration Statement
June 30, 2000:   Semi-annual Report (The Sixth Term)
                 Amendment to Securities Registration Statement
July 4, 2000:    Amendment to Securities Registration Statement

(2)  The ornamental design is used in cover page of the Japanese Prospectus.

(3)  Summarized Preliminary Prospectus will be used.

Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below to the extent permitted by applicable law, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

(a) The content of the Summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or in newspapers, magazines, other books and Internet.

(b) The layout, quality of paper, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos, illustrations and graphs set forth in the attached may be used.

(c) For information of the achievement, the figures or graphs may show the record of changes in the net asset value per share. Such achievement may be also stated in the amounts translated into Japanese Yen.

Also, the average of the annual yield (including the dividends) calculated from the beginning of the relevant year, in respect of immediately preceding one year and from the establishment of the Fund may be shown.

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors.
The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I. Massachusetts Business Trusts

A.  General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain
"voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B.  Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust.
 Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

A.  General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

1.  Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

2.  Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

3.  Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

4.  The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

5.  Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B.  Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C.  Offering Shares to the Public

An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D.  Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its prospectus if it becomes materially inaccurate or misleading;

2. Annual update of its registration statement (including the rospectus);

3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

5.  Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III.  Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

A.  Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at then fair value.

B.  Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder's order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C.  Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.  Shareholder Information, Rights and Procedures for the Exercise of
Such Rights

A.  Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B.  Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C.  Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D.  Transferability

Shares of a fund are typically transferable without restriction.

E.  Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  Tax Matters

U.S. Taxation of the Fund

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules. The new regulations generally are effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations.

These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations require non-U.S. investors to provide new forms.

The new withholding regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The new withholding regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The new withholding regulations also amend the foreign broker office definition as it applies to partnerships.

The new withholding regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the new withholding regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other applicable conditions), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan".

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded favorable tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded favorable tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Non-tax-exempt shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares. Distributions from a Fund derived from interest, dividends, and certain other income, including in general short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains and net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S.
currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets held by corporation (generally determined by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.


VII.  Important Participants in Offering of Mutual Fund Shares

A.  Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

B.  Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C.  Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

D.  Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E.  Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY of the Annual Securities Report (The Sixth Fiscal Year) attached hereafter.

III.  FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

(1)  Front

a.  Name of the Fund
b.  Number of shares represented
c.  Signatures of the Chairman and Transfer Agent
d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

(2)  Back

a.  Space for endorsement
b.  Description concerning delegation of transfer agency













AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST


AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

                              Filing Date : March 16, 2001

Name of the Registrant Fund:  PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of    Charles E. Porter
Representative Of Trustees:   Executive Vice President

Address of Principal Office:  One Post Office Square
                              Boston, Massachusetts 02109
                              U. S. A.

Name and Title of             Harume Nakano
Registration Agent:           Attorney-at-Law
                              Signature [Harume Nakano]
                                         (Seal)

                              Ken Miura
                              Attorney-at-Law
                              Signature [Ken Miura]
                                         (Seal)

Address or Place of Business  Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Name of Liaison Contact:      Harume Nakano
                              Ken Miura
                              Attorneys-at-Law

Place of Liaison Contact:     Hamada & Matsumoto
                              Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Phone Number:                 03-3580-3377

            Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities: PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 115.4 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 100.5 million Class M Shares. (The maximum amount expected to be sold is 1,402.11 million U.S. dollars (JPY 150 billion).

Note 1: U.S. $ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY116.05 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2000 (U.S.$12.15) by 115.4 million Class M Shares for convenience.

  Places where a copy of this Amendment to Securities Registration
           Statement is available for Public Inspection

                          Not applicable.

(Total number of pages of this Amendment to Securities Registration
           Statement e is 3 including front and back pages.)

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 17, 200 due to the fact that the aforementioned Annual Securities Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to in the Original SRS)

Part II. INFORMATION CONCERNING ISSUER (page 5 of the Original SRS)

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Annual Securities Report:


Before amendment                     After amendment
[Original SRS]                       [Aforementioned Annual Securities Report]

  I. DESCRIPTION OF THE FUND           I. DESCRIPTION OF THE FUND
                                          (the aforementioned Japanese Annual
                                          Securities Report - The Sixth Fiscal Year)

 II. OUTLINE OF THE FUND              II. OUTLINE OF THE FUND (Ditto)

III. OUTLINE OF THE OTHER            III. OUTLINE OF THE OTHER
     RELATED COMPANIES                    RELATED COMPANIES (Ditto)

 IV. FINANCIAL CONDITIONS OF          IV. FINANCIAL CONDITIONS OF
     THE FUND                             THE FUND (Ditto)

  V. SUMMARY OF INFORMATION           VI. SUMMARY OF INFORMATION
     CONCERNING FOREIGN                   CONCERNING FOREIGN
     INVESTMENT FUND SECURITIES           INVESTMENT FUND SECURITIES
                                          (Ditto)

 VI. MISCELLANEOUS                   VII. REFERENCE INFORMATION (Ditto)



Note 1: U.S. $ amount is translated into Japanese Yen at the rate of U.S.$1 = JPY116.05 the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2001, for convenience.

Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

Note 3: In this Report, "fiscal year" refers to a year from October 1 to September 30 of the following year.

Part III. SPECIAL INFORMATION (Ditto)

II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is amended to have the same contents as those provided in
V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Annual Securities Report: